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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

[Select Money Market Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund, Evergreen Prime Cash Management Money Market Fund, for the six months ended August 31, 2005. These six series have a February 28 fiscal year end.

Date of reporting period: August 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

Evergreen

INSTITUTIONAL 100% TREASURY MONEY MARKET FUND

Semiannual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional 100% Treasury Money Market Fund, which covers the six-month period ended August 31, 2005.

Investors in money market funds had to contend with a variety of conflicting signals from the economy and the financial markets over the past six months. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. Throughout it all, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

The U.S. economy had already begun to deliver mixed messages by the start of the investment period. For example, it was not uncommon for any given month to generate reports indicating solid retail sales but weak consumer confidence. While the financial markets were sometimes perplexed by these

1

LETTER TO SHAREHOLDERS continued

incongruities, Evergreen’s Investment Strategy Committee believed that this phenomenon was characteristic of the economy’s transition from strong recovery to a sustainable expansion. A consequence of this change, though, was confusing data on seemingly every economic report. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

During the periods of volatility within the fixed income markets, monetary policymakers seemingly went out of their way to assuage market angst. Fed Chairman Alan Greenspan was especially transparent in his public statements, and short rates continued to rise throughout the investment period. Yet longer-term market interest rates maintained a gradual descent. As the Treasury yield curve continued to flatten, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. Considering moderating global growth, mild wages, and solid levels of worker productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. Additionally, it was our opinion that the extent of the yield curve’s flattening was a result of excess global savings, a “flight to quality” in times of uncertainty, and growing demand for longer duration investments by under-funded pensions.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on market fundamentals and the timing

2

LETTER TO SHAREHOLDERS continued

of Fed meetings, which would result in a “resetting” of rates at the lower end of the maturity spectrum. The investment teams also utilized a variety of short-term securities to capture yield and provide our investors with the stability and liquidity necessary to balance the exposure of their diversified long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/8/1997

			Lipper	Merrill
		Institutional	Institutional	Lynch
	Institutional	Service	U.S. Treasury	3-Month
	Shares	Shares	Money	U.S.
	(Class I)	(Class IS)	Markets	Treasury
Class inception date	12/8/1997	12/22/1997	Median	Bill Index†

Nasdaq symbol	EUIXX	ESIXX

6-month return	1.25%	1.13%	1.28%	1.49%

Average annual return

1-year	1.98%	1.73%	2.03%	2.44%

5-year	2.16%	1.90%	2.07%	2.53%

Since portfolio inception	3.18%	2.92%	3.13%	3.49%

7-day annualized yield	2.96%	2.71%	N/A	N/A

30-day annualized yield	2.88%	2.63%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2005, there were 148 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

†Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of August 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,012.53	$ 1.62
Class IS	$ 1,000.00	$ 1,011.26	$ 2.89
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.59	$ 1.63
Class IS	$ 1,000.00	$ 1,022.33	$ 2.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.32% for Class I and 0.57% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended February 28,
	August 31, 2005
CLASS I	(unaudited)	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.012	0.011	0.007	0.015	0.032	0.058

Distributions to shareholders from
Net investment income	(0.012)	(0.011)	(0.007)	(0.015)	(0.032)	(0.058)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	1.25%	1.11%	0.70%	1.48%	3.28%	5.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$366,364	$369,460	$449,943	$487,684	$409,199	$239,204
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.32%[2]	0.33%	0.31%	0.18%	0.13%	0.12%
Expenses excluding waivers/reimbursements
and expense reductions	0.32%[2]	0.33%	0.31%	0.30%	0.30%	0.31%
Net investment income (loss)	2.46%[2]	1.09%	0.70%	1.44%	3.05%	5.82%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended February 28,
	August 31, 2005
CLASS IS	(unaudited)	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.011	0.009	0.004	0.012	0.030	0.056

Distributions to shareholders from
Net investment income	(0.011)	(0.009)	(0.004)	(0.012)	(0.030)	(0.056)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	1.13%	0.86%	0.45%	1.23%	3.02%	5.71%

Ratios and supplemental data
Net assets, end of period (thousands)	$162,479	$218,046	$256,132	$364,153	$219,117	$284,237
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.57%[2]	0.58%	0.56%	0.43%	0.38%	0.37%
Expenses excluding waivers/reimbursements
and expense reductions	0.57%[2]	0.58%	0.56%	0.55%	0.55%	0.56%
Net investment income (loss)	2.19%[2]	0.88%	0.45%	1.19%	3.01%	5.60%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

August 31, 2005 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 100.1%
U.S. Treasury Bills:
2.96%, 09/08/2005 *	$439,000	$438,747
2.97%, 10/06/2005 *	14,514,000	14,472,161
3.00%, 09/01/2005 *	25,000,000	25,000,000
3.08%, 09/15/2005 *	1,893,000	1,890,736
3.15%, 09/22/2005 *	588,000	586,920
3.18%, 09/01/2005 - 09/22/2005 *	116,432,000	116,308,962
3.20%, 09/01/2005 *	25,000,000	25,000,000
3.27%, 09/08/2005 - 09/15/2005 *	9,776,000	9,766,453
3.28%, 09/22/2005 *	10,026,000	10,006,840
3.31%, 09/08/2005 *	1,477,000	1,476,049
3.37%, 11/03/2005 *	56,495,000	56,162,315
3.39%, 11/10/2005 *	11,396,000	11,320,881
3.42%, 11/10/2005 - 11/17/2005 *	63,461,000	62,999,118
3.43%, 11/25/2005 *	76,981,000	76,358,470
3.44%, 11/10/2005 *	14,910,000	14,810,414
3.47%, 12/01/2005 *	12,492,000	12,382,428
U.S. Treasury Notes:
1.625%, 09/30/2005	25,000,000	24,991,626
1.875%, 11/30/2005	35,641,000	35,578,257
2.50%, 05/31/2006	30,000,000	29,786,782

Total Investments (cost $529,337,159) 100.1%		529,337,159
Other Assets and Liabilities (0.1%)		(493,904)

Net Assets 100.0%		$528,843,255

* Rate shown represents the yield to maturity at date of purchase.

The following table shows the percent of total investments by credit quality as of August 31, 2005:
Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2005:
1 day	18.9%
8-60 days	24.6%
61-120 days	50.9%
241+ days	5.6%

100.0%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005 (unaudited)

Assets
Investments at amortized cost	$529,337,159
Interest receivable	524,770
Prepaid expenses and other assets	16,759

Total assets	529,878,688

Liabilities
Dividends payable	974,174
Due to custodian bank	495
Advisory fee payable	3,041
Distribution Plan expenses payable	1,112
Due to other related parties	932
Accrued expenses and other liabilities	55,679

Total liabilities	1,035,433

Net assets	$528,843,255

Net assets represented by
Paid-in capital	$529,010,898
Undistributed net investment income	2,060
Accumulated net realized losses on investments	(169,703)

Total net assets	$528,843,255

Net assets consists of
Class I	$366,364,040
Class IS	162,479,215

Total net assets	$528,843,255

Shares outstanding (unlimited number of shares authorized)
Class I	366,303,469
Class IS	162,407,238

Net asset value per share
Class I	$1.00
Class IS	$1.00

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2005 (unaudited)

Investment income
Interest	$8,806,573

Expenses
Advisory fee	666,679
Distribution Plan expenses	240,179
Administrative services fee	190,480
Transfer agent fees	3,387
Trustees’ fees and expenses	4,134
Printing and postage expenses	13,296
Custodian and accounting fees	74,334
Registration and filing fees	31,793
Professional fees	14,798
Other	12,108

Total expenses	1,251,188
Less: Expense reductions	(3,851)

Net expenses	1,247,337

Net investment income	7,559,236

Net realized losses on investments	(73,538)

Net increase in net assets resulting from operations	$7,485,698

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2005		Year Ended
	(unaudited)		February 28, 2005

Operations
Net investment income		$7,559,236		$6,670,672
Net realized losses on investments		(73,538)		(91,005)

Net increase in net assets resulting
from operations		7,485,698		6,579,667

Distributions to shareholders from
Net investment income
Class I		(5,457,135)		(4,977,592)
Class IS		(2,109,627)		(1,777,600)

Total distributions to shareholders		(7,566,762)		(6,755,192)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	796,327,811	796,327,811	1,685,192,199	1,685,192,199
Class IS	322,542,130	322,542,130	607,832,355	607,832,355

		1,118,869,941		2,293,024,554

Net asset value of shares issued in
reinvestment of distributions
Class I	328,176	328,176	372,018	372,018
Class IS	829,825	829,825	534,563	534,563

		1,158,001		906,581

Payment for shares redeemed
Class I	(799,695,164)	(799,695,164)	(1,765,931,095)	(1,765,931,095)
Class IS	(378,914,681)	(378,914,681)	(646,393,564)	(646,393,564)

		(1,178,609,845)		(2,412,324,659)

Net decrease in net assets resulting
from capital share transactions		(58,581,903)		(118,393,524)

Total decrease in net assets		(58,662,967)		(118,569,049)
Net assets
Beginning of period		587,506,222		706,075,271

End of period		$528,843,255		$587,506,222

Undistributed net investment income		$2,060		$9,586

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. SECURITIES TRANSACTIONS

On August 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2005, the Fund incurred and elected to defer post-October losses of $96,165.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, repre-

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

senting what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

11. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

16

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18

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19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of June 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

567756 rv 2 10/2005

Evergreen Investments

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567756 rv 2 10/2005

Evergreen Institutional Money Market Fund

Evergreen

INSTITUTIONAL MONEY MARKET FUND

Semiannual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional Money Market Fund, which covers the six-month period ended August 31, 2005.

Investors in money market funds had to contend with a variety of conflicting signals from the economy and the financial markets over the past six months. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. Throughout it all, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

The U.S. economy had already begun to deliver mixed messages by the start of the investment period. For example, it was not uncommon for any given month to generate reports indicating solid retail sales but weak consumer confidence. While the financial markets were sometimes perplexed by these

1

LETTER TO SHAREHOLDERS continued

incongruities, Evergreen’s Investment Strategy Committee believed that this phenomenon was characteristic of the economy’s transition from strong recovery to a sustainable expansion. A consequence of this change, though, was confusing data on seemingly every economic report. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

During the periods of volatility within the fixed income markets, monetary policymakers seemingly went out of their way to assuage market angst. Fed Chairman Alan Greenspan was especially transparent in his public statements, and short rates continued to rise throughout the investment period. Yet longer-term market interest rates maintained a gradual descent. As the Treasury yield curve continued to flatten, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. Considering moderating global growth, mild wages, and solid levels of worker productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. Additionally, it was our opinion that the extent of the yield curve’s flattening was a result of excess global savings, a “flight to quality” in times of uncertainty, and growing demand for longer duration investments by under-funded pensions.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on market fundamentals and the timing

2

LETTER TO SHAREHOLDERS continued

of Fed meetings, which would result in a “resetting” of rates at the lower end of the maturity spectrum. The investment teams also utilized a variety of short-term securities to capture yield and provide our investors with the stability and liquidity necessary to balance the exposure of their diversified long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/19/1996

	Institutional	Administrative
	Share	Shares
	(Class I)	(Class AD)
Class inception date	11/19/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX

6-month return	1.46%	1.44%

Average annual return

1-year	2.42%	2.37%

5-year	2.51%	2.47%

Since portfolio inception	3.86%	3.84%

7-day annualized yield	3.43%	3.38%

30-day annualized yield	3.34%	3.29%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2005, there were 321 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

						Merrill
	Institutional				Lipper	Lynch
Investor	Service	Participant	Reserve	Resource	Institutional	3-Month
Shares	Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
5/1/2001	11/26/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index †

EMNXX	EMSXX	EMPXX	EMVXX	EMOXX

1.41%	1.33%	1.21%	1.13%	1.05%	1.36%	1.49%

2.32%	2.17%	1.91%	1.76%	1.61%	2.18%	2.44%

2.42%	2.26%	2.07%	1.94%	1.80%	2.25%	2.53%

3.81%	3.60%	3.60%	3.53%	3.45%	3.58%	1.96%

3.33%	3.18%	2.93%	2.78%	2.63%	N/A	N/A

3.24%	3.09%	2.84%	2.69%	2.54%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

†Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,014.62	$ 0.51
Class AD	$ 1,000.00	$ 1,014.36	$ 0.76
Class IN	$ 1,000.00	$ 1,014.11	$ 1.07
Class IS	$ 1,000.00	$ 1,013.34	$ 1.78
Class P	$ 1,000.00	$ 1,012.07	$ 3.04
Class RV	$ 1,000.00	$ 1,011.31	$ 3.80
Class RC	$ 1,000.00	$ 1,010.54	$ 4.56
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.70	$ 0.51
Class AD	$ 1,000.00	$ 1,024.45	$ 0.77
Class IN	$ 1,000.00	$ 1,024.15	$ 1.07
Class IS	$ 1,000.00	$ 1,023.44	$ 1.79
Class P	$ 1,000.00	$ 1,022.18	$ 3.06
Class RV	$ 1,000.00	$ 1,021.42	$ 3.82
Class RC	$ 1,000.00	$ 1,020.67	$ 4.58

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.10% for Class I, 0.15% for Class AD, 0.21% for Class IN, 0.35% for Class IS, 0.60% for Class P, 0.75% for Class RV and 0.90% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended	Year Ended February 28,
	August 31, 2005
	(unaudited)	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.015	0.015	0.010	0.017	0.035	0.063

Distributions to shareholders from
Net investment income	(0.015)	(0.015)	(0.010)	(0.017)	(0.035)	(0.063)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.46%	1.51%	1.05%	1.75%	3.58%	6.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,273,005	$10,534,653	$13,392,535	$19,297,892	$11,290,424	$6,261,505
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.10%[2]	0.21%	0.21%	0.21%	0.22%	0.21%
Expenses excluding waivers/reimbursements
and expense reductions	0.21%[2]	0.21%	0.21%	0.21%	0.22%	0.21%
Net investment income (loss)	2.90%[2]	1.46%	1.06%	1.70%	3.35%	6.31%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS AD	Six Months Ended	Year Ended February 28,
	August 31, 2005
	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.014	0.014	0.010	0.017	0.026

Distributions to shareholders from
Net investment income	(0.014)	(0.014)	(0.010)	(0.017)	(0.026)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.44%	1.46%	1.00%	1.70%	2.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,653	$4,665	$10,951	$13,017	$25,635
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.15%[3]	0.25%	0.26%	0.26%	0.27%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.26%[3]	0.25%	0.26%	0.26%	0.27%[3]
Net investment income (loss)	2.85%[3]	1.27%	1.02%	1.58%	2.59%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS IN	Six Months Ended	Year Ended February 28,
	August 31, 2005
	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.014	0.014	0.009	0.016	0.026

Distributions to shareholders from
Net investment income	(0.014)	(0.014)	(0.009)	(0.016)	(0.026)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.41%	1.41%	0.95%	1.65%	2.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$83,630	$197,022	$190,016	$252,560	$123,849
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.21%[3]	0.31%	0.31%	0.31%	0.32%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.32%[3]	0.31%	0.31%	0.31%	0.32%[3]
Net investment income (loss)	2.74%[3]	1.44%	0.94%	1.59%	2.91%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS IS	Six Months Ended	Year Ended February 28,
	August 31, 2005
	(unaudited)	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.013	0.012	0.008	0.015	0.033	0.061

Distributions to shareholders from
Net investment income	(0.013)	(0.012)	(0.008)	(0.015)	(0.033)	(0.061)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.33%	1.25%	0.80%	1.49%	3.32%	6.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,482,119	$2,368,390	$2,474,978	$3,082,949	$3,896,538	$3,258,376
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.35%[2]	0.46%	0.46%	0.46%	0.47%	0.45%
Expenses excluding waivers/reimbursements
and expense reductions	0.46%[2]	0.46%	0.46%	0.46%	0.47%	0.45%
Net investment income (loss)	2.63%[2]	1.24%	0.80%	1.50%	3.21%	6.05%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS P	Six Months Ended	Year Ended February 28
	August 31, 2005
	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.012	0.010	0.005	0.012	0.022

Distributions to shareholders from
Net investment income	(0.012)	(0.010)	(0.005)	(0.012)	(0.022)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.21%	1.00%	0.55%	1.24%	2.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$227,884	$208,689	$144,513	$145,570	$155,419
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.60%[3]	0.71%	0.71%	0.71%	0.74%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.71%[3]	0.71%	0.71%	0.71%	0.74%[3]
Net investment income (loss)	2.39%[3]	1.04%	0.55%	1.20%	1.99%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS RV	Six Months Ended	Year Ended February 28,
	August 31, 2005
	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.011	0.008	0.004	0.011	0.021

Distributions to shareholders from
Net investment income	(0.011)	(0.008)	(0.004)	(0.011)	(0.021)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.13%	0.85%	0.40%	1.09%	2.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,521	$ 435	$27,444	$25,146	$20,408
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.75%[3]	0.85%	0.86%	0.86%	0.87%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.86%[3]	0.85%	0.86%	0.86%	0.87%[3]
Net investment income (loss)	2.37%[3]	0.54%	0.40%	1.06%	2.35%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS RC	Six Months Ended	Year Ended February 28,
	August 31, 2005
	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.010	0.007	0.002	0.009	0.020

Distributions to shareholders from
Net investment income	(0.010)	(0.007)	(0.002)	(0.009)	(0.020)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.05%	0.70%	0.24%	0.94%	1.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,384	$18,984	$27,381	$14,699	$32,130
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.90%[3]	1.00%	1.01%	1.01%	1.03%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.01%[3]	1.00%	1.01%	1.01%	1.03%[3]
Net investment income (loss)	2.04%[3]	0.59%	0.23%	0.85%	1.73%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

August 31, 2005 (unaudited)	Principal	Value
	Amount

ASSET-BACKED SECURITIES 0.4%
Blue Heron Funding Corp., FRN, 3.67%, 09/25/2005 144A (cost $50,000,000)	$ 50,000,000	$ 50,000,000

CERTIFICATES OF DEPOSIT 7.7%
Barclays Bank plc, 3.64%, 10/03/2005	75,000,000	74,994,407
Compass Bank:
3.56%, 09/08/2005	55,000,000	55,000,000
3.57%, 09/11/2005	35,000,000	35,000,000
Credit Suisse First Boston Corp.:
2.74%, 12/09/2005	125,000,000	125,000,000
3.61%, 09/26/2005	200,000,000	200,000,000
3.77%, 06/07/2006	75,000,000	75,000,000
Deutsche Bank AG:
2.45%, 10/07/2005	125,000,000	125,000,000
2.81%, 12/12/2005	100,000,000	100,000,000
First Tennessee Bank, 2.75%, 12/13/2005	75,000,000	75,000,000
SunTrust Banks, Inc., 3.73%, 11/11/2005	120,000,000	120,000,000
UBS AG, 2.76%, 12/14/2005	100,000,000	100,004,208

Total Certificates of Deposit (cost $1,084,998,615)		1,084,998,615

COMMERCIAL PAPER 49.7%
Asset-Backed 43.7%
Amstel Funding Corp.:
3.70%, 11/14/2005	50,000,000	49,619,722
3.73%, 11/22/2005	50,000,000	49,575,195
3.74%, 11/22/2005	56,841,000	56,356,778
3.77%, 11/28/2005	75,000,000	74,308,833
ASAP Funding, Ltd.:
3.57%, 09/15/2005	61,400,000	61,314,756
3.58%, 09/22/2005	111,000,000	110,774,162
3.65%, 10/17/2005	80,000,000	79,626,889
Barclays U.S. Funding, LLC, 3.72%, 11/17/2005	75,000,000	74,403,250
Bavaria Trust Corp.:
3.55%, 09/08/2005	50,000,000	49,965,486
3.56%, 09/01/2005	133,655,000	133,655,000
3.59%, 09/20/2005	90,000,000	89,829,475
3.60%, 09/01/2005	105,512,000	105,512,000
Belmont Funding, LLC:
3.58%, 09/07/2005	50,000,000	49,970,167
3.61%, 09/01/2005	49,708,000	49,708,000
3.64%, 09/26/2005	100,000,000	99,747,222
Broadhollow Funding, LLC, 3.65%, 09/26/2005	25,000,000	24,936,632
Charta, LLC:
3.55%, 09/30/2005	75,000,000	74,785,521
3.78%, 11/30/2005	50,000,000	49,527,500
Check Point Charlie, Inc.:
3.42%, 09/21/2005	50,000,000	49,905,000
3.44%, 09/26/2005	50,000,000	49,880,556
3.56%, 10/17/2005	38,000,000	37,827,142

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)	Principal	Value
	Amount

COMMERCIAL PAPER continued
Asset-Backed continued
Check Point Charlie, Inc.:
3.60%, 11/25/2005	$ 30,000,000	$ 29,745,000
3.68%, 11/01/2005	34,300,000	34,086,120
3.73%, 11/14/2005	25,110,000	24,917,476
3.74%, 11/10/2005	43,500,000	43,191,684
Chesham Finance, LLC:
3.57%, 09/22/2005	250,000,000	249,479,375
3.59%, 09/01/2005	250,000,000	250,000,000
Compass Securitization, LLC, 3.61%, 09/29/2005	58,025,000	57,862,078
Concord Minutemen Capital Co., LLC:
3.55%, 09/07/2005	20,000,000	19,999,920
3.56%, 09/15/2005	100,000,000	100,000,000
3.57%, 09/19/2005	50,000,000	49,910,750
Crown Point Capital Co., 3.53%, 09/06/2005	54,653,000	54,626,205
Descartes Funding Trust, 3.57%, 09/15/2005	100,000,000	100,000,000
Eiffel Funding, LLC:
3.63%, 10/05/2005	50,000,000	49,828,583
3.66%, 10/11/2005	80,000,000	79,689,917
Fountain Square Commerce Funding, 3.77%, 11/30/2005	76,765,000	76,049,190
Gemini Securitization Corp., 3.62%, 09/30/2005	55,000,000	54,839,614
Georgetown Funding Co., LLC:
3.43%, 09/01/2005	50,000,000	50,000,000
3.47%, 09/16/2005	70,000,000	69,898,792
Giro Balanced Funding Corp.:
3.52%, 10/13/2005	71,464,000	71,170,521
3.56%, 09/20/2005	127,088,000	126,849,551
3.61%, 09/27/2005	75,000,000	74,804,458
3.75%, 11/22/2005	31,113,000	30,847,243
3.77%, 11/23/2005	50,163,000	49,726,986
Giro Multi-Funding Corp.:
3.54%, 09/15/2005	20,089,000	20,061,344
3.55%, 09/20/2005	31,739,000	31,679,534
3.71%, 11/15/2005	68,423,000	67,895,979
Greyhawk Funding, LLC, 3.71%, 11/14/2005	70,000,000	69,466,172
Lake Constance Funding:
3.50%, 10/12/2005	50,000,000	49,800,695
3.63%, 10/17/2005	50,000,000	49,768,084
3.84%, 02/02/2006	50,000,000	49,179,736
Lexington Parker Capital Co., LLC:
3.54%, 10/11/2005	75,000,000	74,705,000
3.55%, 09/01/2005	61,046,000	61,046,000
3.70%, 11/08/2005	49,956,000	49,606,863
3.77%, 11/21/2005	25,236,000	25,021,936
Lockhart Funding, LLC:
3.53%, 09/12/2005	100,000,000	99,892,139
3.59%, 09/26/2005	33,000,000	32,917,729
3.65%, 10/11/2005	75,000,000	74,731,320
3.72%, 11/08/2005	100,000,000	99,302,500

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)	Principal	Value
	Amount

COMMERCIAL PAPER continued
Asset-Backed continued
Mortgage Interest Network:
3.55%, 09/02/2005	$ 50,000,000	$ 49,995,069
3.56%, 09/06/2005	40,000,000	39,980,222
3.61%, 09/22/2005	75,000,000	74,842,063
3.63%, 09/20/2005	50,000,000	49,904,208
Neptune Funding Corp.:
3.46%, 09/26/2005	82,725,000	82,548,247
3.60%, 10/14/2005	43,048,000	42,862,894
3.66%, 10/17/2005	50,000,000	49,766,167
3.73%, 11/07/2005	50,000,000	49,653,368
Paradigm Funding, LLC:
3.56%, 09/23/2005	20,183,000	20,139,091
3.57%, 09/22/2005	38,309,000	38,229,221
3.61%, 09/30/2005	50,000,000	49,854,597
3.71%, 11/17/2005	86,800,000	86,111,218
Park Granada, LLC:
3.55%, 09/12/2005	55,000,000	54,940,340
3.57%, 09/08/2005	100,000,000	99,930,583
3.63%, 09/28/2005	75,000,000	74,795,812
3.64%, 09/28/2005	100,000,000	99,727,000
Rhineland Funding Capital Corp.:
3.49%, 10/03/2005	41,660,000	41,530,761
3.50%, 10/05/2005	25,000,000	24,917,361
3.57%, 09/20/2005	100,271,000	100,085,544
3.60%, 09/22/2005	25,000,000	24,947,500
3.72%, 11/03/2005	41,244,000	40,975,502
3.80%, 11/23/2005	35,000,000	34,693,361
3.82%, 11/28/2005	58,932,000	58,393,507
Surrey Funding Corp., 3.61%, 09/30/2005	50,000,000	49,854,597
Thames Asset Global Securitization, Inc.:
3.40%, 09/06/2005	26,980,000	26,967,260
3.42%, 09/02/2005	150,000,000	149,985,750
3.72%, 11/18/2005	50,000,000	49,597,000
Thornburg Mortgage Capital Resources, LLC:
3.55%, 09/16/2005	125,000,000	124,894,979
3.56%, 09/16/2005	100,000,000	99,851,667
3.57%, 09/20/2005	50,000,000	49,905,792
3.67%, 09/26/2005	31,588,000	31,507,494
Three Crowns Funding Corp., 3.40%, 09/07/2005	36,803,000	36,782,145
Three Pillars Funding Corp.:
3.56%, 09/23/2005	35,690,000	35,612,355
3.57%, 09/26/2005	32,793,000	32,711,701
3.59%, 09/26/2005	30,000,000	29,925,208
3.60%, 09/28/2005	37,730,000	37,628,129
3.67%, 10/20/2005	17,499,000	17,411,588

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)	Principal	Value
	Amount

COMMERCIAL PAPER continued
Asset-Backed continued
Tulip Funding Corp., 3.55%, 09/20/2005	$ 70,000,000	$ 69,868,847

		6,155,155,928

Capital Markets 1.8%
Goldman Sachs Group, Inc.:
3.36%, 09/06/2005	100,000,000	100,000,000
3.61%, 09/26/2005	75,000,000	75,000,000
3.65%, 05/25/2006	75,000,000	72,978,954

		247,978,954

Consumer Finance 2.8%
Ford Motor Credit Corp.:
3.42%, 09/02/2005	50,000,000	49,995,250
3.43%, 09/06/2005	75,000,000	74,964,271
3.44%, 09/08/2005	50,000,000	49,966,556
3.55%, 09/15/2005	50,000,000	49,930,972
3.58%, 09/22/2005	100,000,000	99,791,166
3.74%, 11/14/2005	75,000,000	74,423,417

		399,071,632

Diversified Financial Services 0.7%
Citibank Credit Card Issuance Trust, 3.71%, 11/16/2005	100,000,000	99,216,778

Thrifts & Mortgage Finance 0.7%
Countrywide Financial Corp.:
3.59%, 09/01/2005	50,000,000	50,000,000
3.72%, 10/31/2005	50,000,000	49,690,000

		99,690,000

Total Commercial Paper (cost $7,001,113,292)		7,001,113,292

CORPORATE BONDS 25.4%
Capital Markets 7.1%
Bear Stearns & Co., Inc.:
6.50%, 05/01/2006	50,000,000	50,891,062
FRN, 3.60%, 09/06/2005	125,000,000	125,000,000
Goldman Sachs Group, Inc., FRN, 3.64%, 09/21/2005	64,100,000	64,177,569
Lehman Brothers Holdings, Inc.:
6.25%, 05/15/2006	35,000,000	35,580,939
FRN, 3.59%, 10/03/2005	50,000,000	50,035,747
Merrill Lynch & Co., Inc., FRN:
3.60%, 09/15/2005	75,000,000	75,000,000
3.77%, 09/12/2005	300,000,000	300,000,000
Morgan Stanley, FRN:
3.52%, 09/06/2005	100,000,000	99,979,974
3.60%, 09/15/2005	200,000,000	200,000,000

		1,000,665,291

Commercial Banks 3.4%
Bank of America Corp., FRN, 3.56%, 09/02/2005	125,000,000	125,000,000

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)	Principal	Value
	Amount

CORPORATE BONDS continued
Commercial Banks continued
Marshall & Ilsley Bank Corp., 5.21%, 12/15/2005	$ 130,000,000	$ 130,835,417
Wells Fargo & Co., FRN, 3.55%, 09/02/2005	130,000,000	130,000,000
WestLB AG, FRN, 3.58%, 09/12/2005 144A	100,000,000	99,948,180

		485,783,597

Consumer Finance 5.1%
American Honda Finance Corp., FRN:
3.43%, 09/13/2005 144A	70,000,000	70,024,564
3.58%, 09/07/2005 144A	30,900,000	30,938,352
Beta Finance, Inc., FRN, 3.67%, 11/18/2005 144A	70,000,000	70,017,242
BMW U.S. Capital Corp., LLC, FRN, 3.63%, 09/26/2005	60,000,000	60,000,000
General Electric Capital Corp., FRN:
3.66%, 09/09/2005	100,000,000	100,000,000
3.68%, 09/19/2005	230,000,000	230,000,000
3.76%, 10/03/2005	100,000,000	100,000,000
Toyota Motor Credit Corp., FRN, 3.56%, 09/02/2005	60,000,000	60,000,000

		720,980,158

Diversified Financial Services 5.4%
CC USA, Inc., FRN:
3.56%, 09/02/2005 144A	50,000,000	49,995,575
3.57%, 09/02/2005 144A	50,000,000	49,996,164
3.81%, 11/28/2005 144A	60,000,000	59,999,006
Citigroup, Inc., 6.75%, 12/01/2005	41,549,000	41,955,796
Dorada Finance, Inc., FRN:
3.56%, 09/02/2005 144A	60,000,000	59,994,690
3.57%, 09/02/2005 144A	45,000,000	44,996,536
Liberty Lighthouse U.S. Capital Corp.:
3.08%, 01/06/2006 144A	100,000,000	100,000,000
FRN, 3.60%, 09/26/2005 144A	65,000,000	64,994,177
Sigma Finance, Inc.:
FRN, 3.63%, 10/20/2005 144A	75,000,000	75,011,962
MTN:
3.87%, 07/03/2006 144A	125,000,000	125,000,000
4.00%, 08/02/2006 144A	90,000,000	90,000,000

		761,943,906

Hotels, Restaurants & Leisure 0.4%
McDonald’s Corp., FRN, 4.49%, 03/07/2006 144A	50,000,000	50,241,307

Industrial Conglomerates 1.1%
General Electric Co., FRN, 3.70%, 10/24/2005	150,000,000	150,019,112

Insurance 1.4%
ING Security Life Funding Corp., FRN, 3.65%, 09/09/2005 144A	200,000,000	200,000,000

Pharmaceuticals 0.6%
Pfizer, Inc., FRN, 3.66%, 11/04/2005	85,000,000	85,000,000

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)	Principal	Value
	Amount

CORPORATE BONDS continued
Thrifts & Mortgage Finance 0.9%
Countrywide Home Loans, Inc., FRN:
3.44%, 09/06/2005	$ 80,000,000	$ 80,001,198
3.76%, 10/31/2005	40,000,000	40,000,783

		120,001,981

Total Corporate Bonds (cost $3,574,635,352)		3,574,635,352

FUNDING AGREEMENTS 5.5%
Allstate Life Global Funding Agreement, 3.60%, 09/15/2005 144A	80,000,000	80,000,000
Jackson National Life Insurance Co., 3.72%, 09/22/2005	100,000,000	100,000,000
Transamerica Funding Agreement:
3.65%, 10/03/2005	65,000,000	65,000,000
3.71%, 09/01/2005	100,000,000	100,000,000
3.72%, 09/01/2005	235,000,000	235,000,000
Travelers Funding Agreement, 3.66%, 10/12/2005	200,000,000	200,000,000

Total Funding Agreements (cost $780,000,000)		780,000,000

MUNICIPAL OBLIGATIONS 0.2%
Detroit, MI EDA RB, Ser. A, 3.75%, 09/08/2005, (LOC: Bank of America Corp.)
(cost $20,830,000)	20,830,000	20,830,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 7.3%
FHLB:
2.50%, 11/02/2005	125,000,000	125,000,000
2.51%, 11/04/2005	50,000,000	50,000,000
3.00%, 01/18/2006	100,000,000	99,981,995
FHLMC:
1.875%, 02/15/2006	30,000,000	29,764,566
FRN:
2.50%, 04/19/2006	140,000,000	140,000,000
3.00%, 05/17/2006 - 05/24/2006	200,000,000	200,000,000
FNMA:
2.32%, 09/12/2005	205,000,000	205,000,000
3.15%, 02/06/2006	75,000,000	74,995,624
FRN, 2.50%, 10/20/2005	100,000,000	100,000,000

Total U.S. Government & Agency Obligations (cost $1,024,742,185)		1,024,742,185

YANKEE OBLIGATIONS - CORPORATE 1.6%
Commercial Banks 1.6%
HBOS plc, FRN, 3.87%, 11/21/2005 144A	150,000,000	150,000,000
Islandsbanki HF, FRN, 3.68%, 09/22/2005 144A	75,000,000	75,000,000

Total Yankee Obligations-Corporate (cost $225,000,000)		225,000,000

TIME DEPOSIT 2.7%
Societe Generale, 3.58%, 09/01/2005	190,000,000	190,000,000
State Street Corp., 3.50%, 09/01/2005	196,325,093	196,325,093

Total Time Deposit (cost $386,325,093)		386,325,093

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 0.0%
Citifunds Institutional Liquid Reserves Fund	4,010,829	$ 4,010,829
Federated Prime Value Obligation Fund	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

Total Investments (cost $14,153,145,905) 100.5%		14,153,145,905
Other Assets and Liabilities (0.5%)		(68,950,454)

Net Assets 100.0%		$14,084,195,451

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Summary of Abbreviations
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
LOC	Letter of Credit
MTN	Medium-Term Note
RB	Revenue Bond

The following table shows the percent of total investments by credit quality as of August 31, 2005:

Tier 1	100.0%

The following table shows the percent of total investments by maturity as of August 31, 2005:

1 day	10.0%
2-7 days	10.7%
8-60 days	51.3%
61-120 days	19.6%
121-240 days	3.8%
241+ days	4.6%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005 (unaudited)

Assets
Investments at amortized cost	$ 14,153,145,905
Receivable for Fund shares sold	312,513
Interest receivable	48,996,682
Prepaid expenses and other assets	672,352

Total assets	14,203,127,452

Liabilities
Dividends payable	29,350,721
Payable for Fund shares redeemed	88,911,664
Advisory fee payable	2,909
Distribution Plan expenses payable	20,615
Due to other related parties	23,417
Accrued expenses and other liabilities	622,675

Total liabilities	118,932,001

Net assets	$ 14,084,195,451

Net assets represented by
Paid-in capital	$ 14,096,827,548
Undistributed net investment income	95,629
Accumulated net realized losses on investments	(12,727,726)

Total net assets	$ 14,084,195,451

Net assets consists of
Class I	$ 11,273,004,865
Class AD	5,653,464
Class IN	83,629,767
Class IS	2,482,118,542
Class P	227,883,946
Class RV	1,520,930
Class RC	10,383,937

Total net assets	$ 14,084,195,451

Shares outstanding (unlimited number of shares authorized)
Class I	11,282,074,741
Class AD	5,661,941
Class IN	83,683,021
Class IS	2,485,588,359
Class P	227,933,175
Class RV	1,521,565
Class RC	10,386,377

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2005 (unaudited)

Investment income
Interest	$ 197,907,975

Expenses
Advisory fee	7,267,720
Distribution Plan expenses
Class AD	1,319
Class IN	75,382
Class IS	3,135,237
Class P	547,948
Class RV	2,045
Class RC	77,300
Administrative services fee	3,964,211
Transfer agent fees	533,160
Trustees’ fees and expenses	96,581
Printing and postage expenses	73,467
Custodian and accounting fees	1,504,035
Registration and filing fees	555,826
Professional fees	91,690
Other	167,014

Total expenses	18,092,935
Less: Expense reductions	(82,677)
Fee waivers and expense reimbursements	(7,359,685)

Net expenses	10,650,573

Net investment income	187,257,402

Net realized losses on investments	(930,373)

Net increase in net assets resulting from operations	$ 186,327,029

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended		Year Ended
	August 31, 2005
	(unaudited)		February 28, 2005

Operations
Net investment income	$ 187,257,402		$ 242,052,273
Net realized losses on investments	(930,373)		(543,167)

Net increase in net assets resulting
from operations	186,327,029		241,509,106

Distributions to shareholders
from
Net investment income
Class I	(149,300,793)		(207,563,950)
Class AD	(75,181)		(140,030)
Class IN	(2,063,104)		(2,426,968)
Class IS	(32,969,363)		(29,676,468)
Class P	(2,617,586)		(1,821,774)
Class RV	(6,952)		(85,359)
Class RC	(197,090)		(258,979)

Total distributions to shareholders	(187,230,069)		(241,973,528)

Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	34,024,023,145	34,024,023,145	97,503,698,105	97,503,698,105
Class AD	1,981,842	1,981,842	14,435,923	14,435,923
Class IN	675,251,430	675,251,430	2,435,220,475	2,435,220,475
Class IS	4,076,355,880	4,076,355,880	7,893,006,320	7,893,006,320
Class P	113,544,603	113,544,603	191,051,170	191,051,170
Class RV	2,925,276	2,925,276	99,903,668	99,903,668
Class RC	9,038,193	9,038,193	251,087,507	251,087,507

38,903,120,369			108,388,403,168

Net asset value of shares issued in
reinvestment of distributions
Class I	23,460,264	23,460,264	35,054,766	35,054,766
Class AD	40,577	40,577	99,288	99,288
Class IN	1,038,729	1,038,729	666,901	666,901
Class IS	15,246,647	15,246,647	14,696,538	14,696,538
Class P	2,500,643	2,500,643	1,731,928	1,731,928
Class RV	4,581	4,581	3,421	3,421
Class RC	166	166	10	10

42,291,607			52,252,852

Payment for shares redeemed
Class I	(33,308,424,320)	(33,308,424,320)	(100,396,246,344)	(100,396,246,344)
Class AD	(1,033,469)	(1,033,469)	(20,821,053)	(20,821,053)
Class IN	(789,674,274)	(789,674,274)	(2,428,875,377)	(2,428,875,377)
Class IS	(3,977,699,978)	(3,977,699,978)	(8,014,223,222)	(8,014,223,222)
Class P	(96,836,668)	(96,836,668)	(128,602,574)	(128,602,574)
Class RV	(1,844,521)	(1,844,521)	(126,921,130)	(126,921,130)
Class RC	(17,637,138)	(17,637,138)	(259,483,923)	(259,483,923)

(38,193,150,368)			(111,375,173,623)

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended
	August 31, 2005	Year Ended
	(unaudited)	February 28, 2005

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$ 752,261,608	$ (2,934,517,603)

Total increase
(decrease) in net assets	751,358,568	(2,934,982,025)
Net assets
Beginning of period	13,332,836,883	16,267,818,908

End of period	$ 14,084,195,451	$ 13,332,836,883

Undistributed net investment
income	$ 95,629	$ 68,296

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2005, EIMC waived its advisory fee in the amount of $7,267,720 and reimbursed other expenses in the amount of $91,965.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

On August 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2005, the Fund had $11,489,230 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2011	2012	2013

$8,223	$238,898	$231,626	$3,787,001	$6,953,685	$34,753	$235,044

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2005, the Fund incurred and elected to defer post-October losses of $308,123.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of June 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

567757 rv2 10/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567757 rv2 10/2005

Evergreen Institutional Municipal Money Market Fund

Evergreen

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of August 31, 2005

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
41	STATEMENT OF ASSETS AND LIABILITIES
42	STATEMENT OF OPERATIONS
43	STATEMENTS OF CHANGES IN NET ASSETS
44	NOTES TO FINANCIAL STATEMENTS
52	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional Municipal Money Market Fund, which covers the six-month period ended August 31, 2005.

Investors in money market funds had to contend with a variety of conflicting signals from the economy and the financial markets over the past six months. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. Throughout it all, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

The U.S. economy had already begun to deliver mixed messages by the start of the investment period. For example, it was not uncommon for any given month to generate reports indicating solid retail sales but weak consumer confidence. While the financial markets were sometimes perplexed by these

LETTER TO SHAREHOLDERS continued

incongruities, Evergreen’s Investment Strategy Committee believed that this phenomenon was characteristic of the economy’s transition from strong recovery to a sustainable expansion. A consequence of this change, though, was confusing data on seemingly every economic report. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

During the periods of volatility within the fixed income markets, monetary policymakers seemingly went out of their way to assuage market angst. Fed Chairman Alan Greenspan was especially transparent in his public statements, and short rates continued to rise throughout the investment period. Yet longer-term market interest rates maintained a gradual descent. As the Treasury yield curve continued to flatten, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. Considering moderating global growth, mild wages, and solid levels of worker productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. Additionally, it was our opinion that the extent of the yield curve’s flattening was a result of excess global savings, a “flight to quality” in times of uncertainty, and growing demand for longer duration investments by under-funded pensions.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on market fundamentals and the timing

LETTER TO SHAREHOLDERS continued

of Fed meetings, which would result in a “resetting” of rates at the lower end of the maturity spectrum. The investment teams also utilized a variety of short-term securities to capture yield and provide our investors with the stability and liquidity necessary to balance the exposure of their diversified long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EMMXX	EIDXX

6-month return	1.16%	1.13%

Average annual return

1-year	1.95%	1.90%

5-year	1.92%	1.88%

Since portfolio inception	2.67%	2.65%

7-day annualized yield	2.40%	2.35%

30-day annualized yield	2.35%	2.30%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2005, there were 120 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

			Lipper	Merrill
	Institutional		Institutional	Lynch
Investor	Service	Participant	Tax-Exempt	3-Month
Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	Markets	Treasury
5/1/2001	11/25/1996	5/1/2001	Median	Bill Index †

EINXX	EISXX	EIPXX

1.11%	1.03%	0.90%	1.01%	1.49%

1.85%	1.70%	1.44%	1.68%	2.44%

1.83%	1.67%	1.48%	1.59%	2.53%

2.62%	2.41%	2.42%	2.34%	1.96%

2.30%	2.15%	1.90%	N/A	N/A

2.25%	2.10%	1.85%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,011.58	$ 1.12
Class AD	$ 1,000.00	$ 1,011.32	$ 1.37
Class IN	$ 1,000.00	$ 1,011.07	$ 1.62
Class IS	$ 1,000.00	$ 1,010.31	$ 2.38
Class P	$ 1,000.00	$ 1,009.03	$ 3.65
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.10	$ 1.12
Class AD	$ 1,000.00	$ 1,023.84	$ 1.38
Class IN	$ 1,000.00	$ 1,023.59	$ 1.63
Class IS	$ 1,000.00	$ 1,022.84	$ 2.40
Class P	$ 1,000.00	$ 1,021.58	$ 3.67

* For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.22% for Class I, 0.27% for Class AD, 0.32% for Class IN, 0.47% for Class IS and 0.72% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS I	(unaudited)	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.012	0.013	0.010	0.015	0.025	0.042

Distributions to shareholders from
Net investment income	(0.012)	(0.013)	(0.010)	(0.015)	(0.025)	(0.042)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.16%	1.29%	1.01%	1.52%	2.54%	4.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,685,343	$4,878,429	$5,035,745	$2,975,741	$1,625,943	$1,156,027
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.22%[2]	0.21%	0.22%	0.22%	0.24%	0.21%
Expenses excluding waivers/reimbursements
and expense reductions	0.22%[2]	0.21%	0.22%	0.22%	0.24%	0.21%
Net investment income (loss)	2.29%[2]	1.26%	0.98%	1.44%	2.45%	4.20%

[1] Year ended February 29.
[2] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS AD	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.011	0.012	0.010	0.015	0.018

Distributions to shareholders from
Net investment income	(0.011)	(0.012)	(0.010)	(0.015)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.13%	1.24%	0.96%	1.46%	1.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$98,349	$94,903	$18,337	$40,613	$17,554
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.27%[3]	0.26%	0.27%	0.27%	0.30%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.27%[3]	0.26%	0.27%	0.27%	0.30%[3]
Net investment income (loss)	2.26%[3]	1.41%	0.97%	1.38%	1.60%[3]

[1] Year ended February 29.
[2] For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS IN	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.011	0.012	0.009	0.014	0.018

Distributions to shareholders from
Net investment income	(0.011)	(0.012)	(0.009)	(0.014)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.11%	1.19%	0.91%	1.41%	1.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$210,319	$202,738	$142,411	$170,377	$6,240
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.32%[3]	0.31%	0.32%	0.32%	0.35%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.32%[3]	0.31%	0.32%	0.32%	0.35%[3]
Net investment income (loss)	2.17%[3]	1.25%	0.90%	1.28%	2.04%[3]

[1] Year ended February 29.
[2] For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS IS	(unaudited)	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.010	0.010	0.008	0.013	0.023	0.040

Distributions to shareholders from
Net investment income	(0.010)	(0.010)	(0.008)	(0.013)	(0.023)	(0.040)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.03%	1.04%	0.76%	1.26%	2.29%	4.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$988,013	$856,461	$881,212	$640,823	$590,476	$452,310
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.47%[2]	0.46%	0.47%	0.47%	0.49%	0.46%
Expenses excluding waivers/reimbursements
and expense reductions	0.47%[2]	0.46%	0.47%	0.47%	0.49%	0.46%
Net investment income (loss)	2.04%[2]	1.01%	0.75%	1.20%	2.22%	3.92%

[1] Year ended February 29.
[2] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS P	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.009	0.008	0.005	0.010	0.015

Distributions to shareholders from
Net investment income	(0.009)	(0.008)	(0.005)	(0.010)	(0.015)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.90%	0.79%	0.51%	1.01%	1.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$103,422	$92,940	$57,298	$30,334	$9,874
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.72%[3]	0.71%	0.72%	0.72%	0.75%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.72%[3]	0.71%	0.72%	0.72%	0.75%[3]
Net investment income (loss)	1.79%[3]	0.81%	0.49%	0.92%	1.26%[3]

[1] Year ended February 29.
[2] For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
[3] Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER 3.6%
Puerto Rico Govt. Dev. Bank:
2.85%, 01/30/2006	$ 26,000,000	$26,000,000
2.95%, 09/12/2005	50,919,000	50,919,000
2.98%, 09/13/2005	48,916,000	48,916,000
3.00%, 10/17/2005	8,000,000	8,000,000
3.05%, 10/11/2005	96,227,000	96,227,000
3.05%, 10/17/2005	25,446,000	25,446,000

Total Commercial Paper (cost $255,508,000)		255,508,000

MUNICIPAL OBLIGATIONS 96.2%
AIRPORT 2.2%
Atlanta, GA Arpt. RB, PFOTER:
2.44%, VRDN, (SPA: BNP Paribas SA & Insd. by FGIC)	350,000	350,000
2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	155,000	155,000
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
2.43%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
2.44%, VRDN, (SPA: BNP Paribas SA & Insd. by AMBAC)	3,025,000	3,025,000
2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	3,975,000	3,975,000
2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by XL Capital, Ltd.)	12,000,000	12,000,000
Chicago, IL O’Hare Intl. Arpt. ROC, 2.44%, VRDN, (LOC: Citigroup Holdings &
Insd. by FSA)	5,200,000	5,200,000
Chicago, IL O’Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, 2.50%, VRDN, (LOC: Citibank, NA)	6,500,000	6,500,000
Ser. B, 2.50%, VRDN, (LOC: Citibank, NA)	10,200,000	10,200,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
2.43%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,200,000	2,200,000
2.44%, VRDN, (LOC: Citibank, NA)	3,000,000	3,000,000
Dallas-Fort Worth, TX Intl. Arpt. ROC RR II R 400C, 2.46%, VRDN, (Liq.: Citigroup
Holdings & Citibank, NA)	7,510,000	7,510,000
Denver, CO City & Cnty. Arpt. RB:
Arpt. & Marina Proj., Ser. C, 2.39%, VRDN, (LOC: Bank One & Insd. by MBIA)	5,000,000	5,000,000
PFOTER:
2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,500,000	1,500,000
2.44%, VRDN, (SPA: WestLB AG)	2,480,000	2,480,000
2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	4,155,000	4,155,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert.:
Ser. 404, 2.44%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,745,000	2,745,000
Ser. 2000-441, 2.44%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,495,000	2,495,000
Ser. 2003-845, 2.39%, VRDN, (Liq.: Morgan Stanley & Insd. by FSA)	2,995,000	2,995,000
Metropolitan Washington, DC Arpt. Auth. RB:
2.62%, VRDN, (LOC: Bank of America Corp.)	42,700,000	42,700,000
Ser. A, 2.85%, VRDN, (LOC: Landesbank Baden)	25,000,000	25,000,000
Minneapolis & St. Paul, MN RB Putters, Ser. 941, 2.43%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by AMBAC)	4,150,000	4,150,000
Philadelphia, PA Arpt. MSTR, 2.44%, VRDN, (SPA: Societe Generale & Insd. by
FGIC)	3,000,000	3,000,000

		152,330,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY 0.3%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 2.56%, VRDN,
(LOC: Huntington National Bank)	$2,850,000	$2,850,000
Gainesville & Hall Cnty., GA Facs. Auth. Sr. Living Lanier Vlg. Proj., 2.22%, VRDN,
(LOC: Radian Asset Assurance, Inc. & SPA: Lasalle Bank, NA)	13,900,000	13,900,000
Massachusetts Hlth. & Ed. Facs. Auth. RB, Fairview Extended Proj., Ser. B, 2.34%,
VRDN, (LOC: Bank of America Corp.)	2,215,000	2,215,000
New Jersey Hlth. Care Facs. RB, Holland Christian Proj., Ser. A-2, 2.36%, VRDN,
(LOC: Valley National Bancorp)	2,900,000	2,900,000

		21,865,000

EDUCATION 8.7%
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-10, 2.41%, VRDN, (Insd. by FSA)	15,995,000	15,995,000
ABN AMRO Munitops Cert. Trust:
Ser. 2002-29, 2.41%, VRDN, (LOC: ABN AMRO Bank)	21,995,000	21,995,000
Ser. 2003-14, 2.41%, VRDN, (SPA: ABN AMRO Bank & Insd. by FGIC)	2,180,000	2,180,000
Ser. 2004-3, 2.41%, VRDN, (LOC: ABN AMRO Bank)	11,825,000	11,825,000
Ser. 2004-7, 2.42%, VRDN, (LOC: ABN AMRO Bank)	19,995,000	19,995,000
Ser. 2004-32, 2.95%, 12/01/2005, (LOC: ABN AMRO Bank)	9,350,000	9,350,000
Adrian, MI Sch. Dist. ROC, 2.40%, VRDN, (Liq.: Citigroup Holdings)	3,485,000	3,485,000
Alabama Board of Ed. RB, Ser. 709, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.
& Insd. by AMBAC)	3,445,000	3,445,000
Anderson, IN Sch. Bldg. Corp. BAN, 3.25%, 12/31/2005	4,110,000	4,110,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 2.48%, VRDN,
(LOC: AmSouth Bancorp)	7,500,000	7,500,000
Boerne, TX Independent Sch. Dist.:
Ser. 626, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,565,000	6,565,000
Ser. 1006, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co. & Gtd. by PSF)	5,775,000	5,775,000
Bristol Boro, PA Sch. Dist., Ser. 987, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.
& Insd. by FSA)	4,055,000	4,055,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 2.36%, VRDN,
(LOC: SunTrust Banks, Inc.)	2,690,000	2,690,000
Broward Cnty., FL Sch. Board, Ser. 829, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by FSA)	3,310,000	3,310,000
California CDA RB, Biola Univ., Ser. B, 3.60%, VRDN, (SPA: BNP Paribas SA)	2,575,000	2,575,000
California Edl. Facs. Auth. RB, Point Loma Nazarene Univ. Proj., 2.37%, VRDN,
(SPA: Allied Irish Banks plc)	1,950,000	1,950,000
Carlisle, PA Area Sch. Dist., Ser. 644, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by MBIA)	1,995,000	1,995,000
Center Grove, IN Sch. Bldg. Corp., Ser. 727, 2.40%, VRDN, (Liq.: JPMorgan Chase &
Co. & Insd. by FGIC)	4,300,000	4,300,000
Chicago, IL Board of Ed. GO:
2.37%, VRDN, (SPA: Depfa Bank plc & Insd. by FSA)	14,000,000	14,000,000
2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	5,140,000	5,140,000
Class A, 2.40%, VRDN, (LOC: Citibank, NA & Insd. by AMBAC)	8,000,000	8,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Chicago, IL Board of Ed. TOC, Ser. Z8, 2.44%, VRDN, (Liq.: Goldman Sachs
Group, Inc. & Insd. by FGIC)	$ 7,745,000	$7,745,000
Cincinnati, OH City Sch. Dist. Eagle Trust Cert., Class A, 2.39%, VRDN,
(LOC: Citibank, NA)	4,000,000	4,000,000
Clark Pleasant, IN Cmnty. Sch. RR II R 4564, 2.40%, VRDN, (LOC: Citibank, NA &
Insd. by FSA)	6,740,000	6,740,000
Cobb Cnty., GA Dev. Auth. Univ. RB:
Ser. 580, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,980,000	4,980,000
Ser. 983, 2.39%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,969,000	14,969,000
Dallas, TX Independent Sch. Dist. ROC, 2.40%, VRDN, (LOC: Citibank, NA)	6,155,000	6,155,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 2.40%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by FSA)	5,410,000	5,410,000
De Soto, TX Independent Sch. Dist. GO, PFOTER, 2.44%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	11,365,000	11,365,000
Detroit, MI City Sch. Dist. Eagle-720050072, Class A, 2.40%, VRDN,
(LOC: Citibank, NA & Insd. by FSA)	26,700,000	26,700,000
El Paso Cnty., CO Sch. Dist. No. 020 ROC:
RR II R 2196, 2.40%, VRDN, (LOC: Citigroup Holdings & Insd. by FGIC)	5,190,000	5,190,000
RR II R 3030, 2.40%, VRDN, (LOC: Citigroup Holdings & Insd. by FGIC)	5,190,000	5,190,000
El Paso, TX Independent Sch. Dist. GO, Ser. 1035, 2.40%, VRDN, (Gtd. by PSF
& Liq.: JPMorgan Chase & Co.)	5,850,000	5,850,000
El Paso, TX Independent Sch. Dist. ROC RR II R 2221, 2.40%, VRDN, (Gtd. by
PSF & Liq.: Citigroup Holdings)	5,970,000	5,970,000
Forsyth Cnty., GA Sch. Dist. ROC, 2.40%, VRDN, (Gtd. by Caisse Depots)	3,025,000	3,025,000
Garland, TX Independent Sch. Dist. RB, 2.40%, VRDN, (Liq.: JPMorgan Chase &
Co.)	3,935,000	3,935,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 2.40%, VRDN, (LOC: Citibank, NA)	6,650,000	6,650,000
Hays, TX Cons. Independent Sch. Dist. RB, Ser. 632, 2.40%, VRDN, (Liq.: JPMorgan
Chase & Co.)	3,890,000	3,890,000
Houston, TX Independent Sch. Dist. RB, Floating Rate Trust Cert., Ser. 494, 2.41%,
VRDN, (Liq.: Morgan Stanley)	3,745,000	3,745,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, 2.62%, VRDN, (Gtd.
by U.S. Central Credit Union)	8,025,000	8,025,000
Illinois Ed. Facs. Auth. RB Macon Trust, Ser. D, 2.40%, VRDN, (LOC: Bank of America
Corp.)	7,010,000	7,010,000
Illinois Ed. Facs. Auth. RB, Univ. of Chicago, Ser. A, 2.40%, VRDN, (LOC: Citibank,
NA)	5,000,000	5,000,000
Jackson, TN Hlth. Edl. & Hsg., Union Univ. Proj., 2.48%, VRDN, (LOC: AmSouth
Bancorp)	2,860,000	2,860,000
Kane & Du Page Cntys., IL Cmnty., Unit Sch. Dist., ROC, 2.40%, VRDN, (LOC:
Citigroup Holdings & Insd. by FSA)	6,475,000	6,475,000
King Cnty., WA Sch. Dist. 401 RB, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,985,000	2,985,000
Lamar, TX Independent Sch. Dist. GO, Ser. 2860, 2.40%, VRDN, (Gtd. by FSA & Liq.:
Merrill Lynch & Co., Inc.)	10,000	10,000
Lewisville, TX Independent Sch. Dist. RB, Ser. 701, 2.40%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by FGIC)	6,215,000	6,215,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Mansfield, TX Independent Sch. Dist. GO, Ser. 704, 2.40%, VRDN, (Liq.: JPMorgan
Chase & Co.)	$ 2,080,000	$2,080,000
Mansfield, TX Independent Sch. Dist. ROC RR II R 6005, 2.40%, VRDN, (Gtd. by
PSF & Liq.: Citibank, NA)	8,850,000	8,850,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 2.44%, VRDN, (Gtd. by TD Banknorth, Inc.)	13,500,000	13,500,000
New Jewish High Sch. Proj., 2.49%, VRDN, (SPA: Allied Irish Banks plc)	1,285,000	1,285,000
Northfield Mount Hermon Proj., Ser. A, 2.44%, VRDN, (LOC: Bank of America
Corp.)	20,000,000	20,000,000
Suffolk Univ. Proj., Ser. A, 2.44%, VRDN, (LOC: Citizens Bank)	10,000,000	10,000,000
McPherson, KS Edl. Fac. RB:
Ser. A, 2.36%, VRDN, (LOC: Bank of America Corp.)	4,195,000	4,195,000
Ser. B, 2.36%, VRDN, (LOC: Bank of America Corp.)	2,615,000	2,615,000
Merrillville, IN Cmnty. Sch. Corp. TAN, 3.00%, 12/30/2005	11,800,000	11,821,986
Middletown, PA Area Sch. Dist. GO, 2.38%, VRDN, (Gtd. by RBC Centura)	10,000,000	10,000,000
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ. Proj., 2.25%, VRDN, (SPA:
Allied Irish Banks plc)	2,580,000	2,580,000
Mishawaka, IN Sch. Bldg. Corp. RB, 2.40%, VRDN, (Liq.: Citigroup Holdings)	6,980,000	6,980,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 2.40%, VRDN, (LOC: JPMorgan
Chase & Co. & Insd. by FGIC)	5,495,000	5,495,000
New Hampshire Hlth. & Ed. Facs. Auth. RB, RAN:
Proctor Academy, Ser. I, 4.00%, 04/26/2006	1,500,000	1,507,541
Capital Ctr. of Arts, Ser. E, 4.00%, 04/26/2006, (LOC: Bank of America Corp.)	800,000	805,040
New York, NY IDA RB, Sacred Heart Sch. Proj., 2.41%, VRDN, (LOC: M&T Bank
Corp.)	3,750,000	3,750,000
North Carolina Fac. Fin. RB Eagle-720050060, Class A, 2.40%, VRDN, (LOC:
Citibank, NA)	7,550,000	7,550,000
Northwest, TX Independent Sch. Dist. TOC, Ser. Z4, 2.41%, VRDN, (Gtd. by Goldman
Sachs Group, Inc.)	20,420,000	20,420,000
Ohio Higher Ed. Facs. RB, Cedarville Univ. Proj., 2.44%, VRDN, (LOC: KeyCorp)	2,690,000	2,690,000
Ohio Higher Edl. Facs RB, Columbus College Art Proj., 2.50%, VRDN, (LOC:
Huntington National Bank)	9,700,000	9,700,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., 2.40%, VRDN, (LOC:
Bank of America Corp.)	9,600,000	9,600,000
Pennsylvania Pub. Sch. Building Auth. RB, PFOTER, 2.39%, VRDN, (Liq.: Morgan
Stanley)	7,790,000	7,790,000
PFOTER, 2.46%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	13,000,000	13,000,000
Philadelphia, PA Sch. Dist. GO, Floating Rate Trust Cert., Ser. 345, 2.41%, VRDN,
(Liq.: Morgan Stanley & Insd. by MBIA)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. ROC, 2.40%, VRDN, (Liq.: Citigroup Holdings)	6,245,000	6,245,000
Princeton, OH Sch. Dist. MSTR RB, 2.39%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
San Antonio, TX Independent Sch. Dist. ROC RR II, 2.40%, VRDN, (LOC: Citibank,
NA)	5,000,000	5,000,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 2.40%, VRDN, (Gtd. by PSF & Liq.:
JPMorgan Chase & Co.)	5,250,000	5,250,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
South Berwick, ME Ed. Facs. RB, Berwick Academy Issue, 2.39%, VRDN, (SPA:
Allied Irish Banks plc)	$ 6,000,000	$6,000,000
Southern Illinois Univ. RB, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,095,000	4,095,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 2.61%, VRDN,
(LOC: Bank One)	2,125,000	2,125,000
Texas A & M Univ. RB, Ser. 946, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,260,000	7,260,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 2.40%, VRDN, (Liq.: JPMorgan
Chase & Co.)	5,675,000	5,675,000
University of Alabama RB, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
University of South Alabama RB, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,170,000	1,170,000
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. B, 2.40%,
VRDN, (LOC: Bank of America Corp.)	11,000,000	11,000,000
University of Texas RB:
2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,795,000	3,795,000
MSTR, 2.40%, VRDN, (SPA: Societe Generale)	6,690,000	6,690,000
Wantagh, NY Union Free Sch. Dist. BAN, 3.00%, 09/08/2005	6,380,000	6,381,613
Wayne Township, IN Marion Cnty. Sch. ROC RR II R 3039, 2.40%, VRDN, (Liq.:
Citigroup Holdings & Insd. by FGIC)	5,345,000	5,345,000
West Virginia Univ. RB, 2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by
AMBAC)	2,215,000	2,215,000
Will Cnty., IL Cmnty. Sch. Dist. PFOTER, 2.44%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	9,110,000	9,110,000
Winnebago & Boone Cntys., IL Sch. Dist.:
No. 205 Tax Anticipation Warrant, 4.70%, 09/30/2005	3,000,000	3,003,673
TAN, 3.16%, 09/29/2005	8,000,000	8,003,967

		618,472,820

GENERAL OBLIGATION - LOCAL 3.6%
ABN AMRO Munitops Cert. Trust, 2.42%, VRDN, (SPA: ABN AMRO Bank & Insd. by
AMBAC)	8,590,000	8,590,000
Anchorage, AK GO, ROC, 2.40%, VRDN, (LOC: Citibank, NA)	8,515,000	8,515,000
Arlington, TX GO Putters, Ser. 760, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by FSA)	2,965,000	2,965,000
Bachelor Gulch Metro. Dist., Colorado GO, 2.35%, 12/01/2005, (LOC: Compass
Bancshares, Inc.)	10,000,000	10,000,000
Blount Cnty., TN Pub. Auth. RB, Local Govt. Pub. Impt. Proj., Ser. A-6A, 2.38%,
VRDN, (Gtd. by Regions Financial Corp. & Insd. by AMBAC)	10,000,000	10,000,000
Brighton Crossing Metro. Dist., Colorado GO, 2.51%, VRDN, (LOC: Compass
Bancshares, Inc.)	2,500,000	2,500,000
Chattanooga, TN GO, ROC, 2.40%, VRDN, (Liq.: Citigroup Holdings & Insd. by
MBIA)	4,905,000	4,905,000
Chicago, IL GO:
Ser. 1050, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	1,520,000	1,520,000
Variable Rate Trust Cert., Series ZC-1, 2.61%, VRDN, (LOC: Bank of America Corp.
& Insd. by FGIC)	25,401,000	25,401,000
Cook Cnty., IL First Dist. GO, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,520,000	11,520,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Delaware Valley, PA Regl. Fin. Auth. GO:
Class A, 2.39%, VRDN, (LOC: Citigroup, Inc.)	$ 5,000,000	$5,000,000
PFOTER:
2.46%, VRDN, (SPA: BNP Paribas SA)	16,995,000	16,995,000
2.46%, VRDN, (SPA: BNP Paribas SA & Insd. by AMBAC)	37,575,000	37,575,000
Detroit, MI GO, Class A, 2.40%, VRDN, (LOC: Citibank, NA)	8,910,000	8,910,000
Ebert Metro. Dist., CO Securitization Trust, Ser. S1, Class A2, 2.50%, VRDN, (LOC:
Compass Bancshares, Inc.)	9,500,000	9,500,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 2.40%, VRDN, (Liq.: JPMorgan
Chase & Co.)	5,955,000	5,955,000
Honolulu, HI City & Cnty. ROC:
2.40%, VRDN, (Liq.: Citigroup Holdings)	6,785,000	6,785,000
2.40%, VRDN, (LOC: Citibank, NA)	6,535,000	6,535,000
Houston, TX GO, ROC, 2.40%, VRDN, (LOC: Citibank, NA)	3,750,000	3,750,000
Mississippi Dev. Bank Spl. Tax Obl. GO, Desoto Cnty. Pub. Impt. Proj., 2.56%,
VRDN, (SPA: AmSouth Bancorp & Insd. by AMBAC)	8,315,000	8,315,000
New York, NY GO, Ser. E, 2.22%, VRDN, (LOC: Bank of America Corp.)	10,500,000	10,500,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 2.40%, VRDN, (LOC: Citibank,
NA)	8,000,000	8,000,000
Park Creek Metro. Dist., CO GO, PFOTER, 2.45%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	5,495,000	5,495,000
Phoenix, AZ ROC RR II R 416, 2.40%, VRDN, (LOC: Citibank, NA)	4,615,000	4,615,000
Shelby Cnty., TN Eagle-720050073, Class A, 2.40%, VRDN, (LOC: Citibank, NA &
Insd. by AMBAC)	4,550,000	4,550,000
Sullivan Cnty., NY, BAN, 3.00%, 09/09/2005	10,015,000	10,017,915
Toledo, OH BAN, Ser. 1, 3.50%, 10/20/2005	13,915,000	13,924,165

		252,338,080

GENERAL OBLIGATION - STATE 3.1%
California GO:
1.89%, 11/03/2005, (Liq.: Morgan Stanley)	9,995,000	9,995,000
PFOTER, 2.21%, VRDN, (Liq.: Societe Generale & Insd. by MBIA)	1,900,000	1,900,000
ROC, 2.42%, VRDN, (LOC: Citibank, NA)	6,995,000	6,995,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-4, 2.42%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-5, 2.43%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2004-6, 2.42%, VRDN, (Gtd. by State Street Corp.)	12,750,000	12,750,000
Ser. 2005-29, 2.42%, VRDN, (Gtd. by State Street Corp. & Insd. by FGIC)	13,000,000	13,000,000
District of Columbia GO, PFOTER, 2.40%, VRDN, (LOC: Landesbank Hessen &
Insd. by MBIA)	455,000	455,000
Florida Board of Ed. GO, Ser. 137, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,595,000	6,595,000
Florida Dept. of Trans. GO, ROC, 2.40%, VRDN, (Liq.: Citigroup, Inc.)	2,085,000	2,085,000
Foothill de Anza, CA Cmnty. College Dist. GO, 2.42%, VRDN, (Liq.: Merrill Lynch &
Co., Inc. & Insd. by FGIC)	6,825,000	6,825,000
Georgia GO, 2.40%, VRDN, (LOC: Citibank, NA)	9,885,000	9,885,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Hawaii GO, ROC:
2.40%, VRDN, (LOC: Citibank, NA)	$ 7,390,000	$7,390,000
RR II R 417, 2.40%, VRDN, (LOC: Citibank, NA & Insd. by AMBAC)	4,500,000	4,500,000
Illinois GO:
2.40%, VRDN, (Liq.: Citigroup Holdings)	3,570,000	3,570,000
2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
Louisiana GO, 2.40%, VRDN, (Liq.: Citigroup Holdings)	4,190,000	4,190,000
Massachusetts Bay Trans. Auth. MTC GO, 2.21%, VRDN, (SPA: Societe Generale)	30,000,000	30,000,000
Massachusetts PFOTER, 2.38%, VRDN, (SPA: BNP Paribas SA)	410,000	410,000
Minnesota GO, ROC, 2.40%, VRDN, (Liq.: Citigroup Holdings)	3,790,000	3,790,000
North Carolina Eagle, Ser. 720051001, Class A, 2.40%, VRDN, (LOC: Citibank,
NA)	2,370,000	2,370,000
Oregon GO, ROC, 2.40%, VRDN, (LOC: Citibank, NA)	4,955,000	4,955,000
Puerto Rico GO, PFOTER, 2.39%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,055,000	1,055,000
Texas GO MSTR, Ser. 58 A, 2.40%, VRDN, (SPA: Societe Generale)	5,800,000	5,800,000
Texas GO:
Ser. 935, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,500,000	3,500,000
Ser. 1013, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,665,000	3,665,000
Washington GO:
Eagle-720050067, Class A, 2.40%, VRDN, (LOC: Citibank, NA & Insd. by
AMBAC)	11,000,000	11,000,000
Ser. 573, 2.43%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	5,500,000	5,500,000
Wisconsin GO:
2.40%, VRDN, (LOC: Citibank, NA)	4,820,000	4,820,000
Ser. 702, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,080,000	5,080,000
PFOTER, 2.40%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,440,000	3,440,000

		219,770,000

HOSPITAL 8.8%
Butler Cnty., OH Hosp. Facs. RB, PFOTER, 2.45%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc. & Insd. by FSA)	5,995,000	5,995,000
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj.,
Ser. B, 2.45%, VRDN, (LOC: Commerce Bancorp, Inc.)	10,000,000	10,000,000
Connecticut Hlth. & Ed. PFOTER, 2.20%, 11/17/2005, (SPA: Svenska
Handlesbanken)	19,340,000	19,340,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, 2.40%, VRDN,
(LOC: M&T Bank Corp.)	7,270,000	7,270,000
Douglas Cnty., NE Hosp. Auth. RB No. 2, 2.51%, VRDN, (LOC: Citibank, NA)	4,880,000	4,880,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 2.45%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 2.37%, VRDN, (LOC:
SunTrust Banks, Inc.)	1,138,000	1,138,000
Fulton Cnty., GA Dev. Auth. RB, Floating Rate Trust Cert., Ser 05-1, 2.41%, VRDN,
(LOC: SunTrust Banks, Inc.)	25,230,000	25,230,000
Hawaii Dept. Budget Fin. Spl. RB:
Ser. 834, 2.42%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,960,000	14,960,000
Ser. 835, 2.42%, VRDN, (Liq.: JPMorgan Chase & Co.)	58,325,000	58,325,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Health System Proj.:
Ser. A, 2.37%, VRDN, (LOC: SunTrust Banks, Inc.)	$ 3,500,000	$3,500,000
Ser. C, 2.39%, VRDN, (Gtd. by Adventist Health System)	12,095,000	12,095,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Health System Proj., Ser. B,
2.39%, VRDN, (LOC: SunTrust Banks, Inc.)	5,100,000	5,100,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 2.37%, VRDN, (LOC: Fifth
Third Bancorp)	3,930,000	3,930,000
Idaho Hlth. Facs. Auth. RB ROC, RR II R 403, 2.43%, VRDN, (LOC: Radian
Group, Inc. & Citibank, NA)	5,335,000	5,335,000
Idaho Hlth. Facs. Auth. RB, ROC, 2.43%, VRDN, (LOC: Radian Group, Inc. &
Citibank, NA)	7,495,000	7,495,000
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 2.74%, 07/06/2006, (Gtd. by Advocate
Health Care Network)	13,100,000	13,100,000
ROC RR II R 401, 2.40%, VRDN, (LOC: Citibank, NA & Insd. by FHA)	10,495,000	10,495,000
Indiana Hlth. Facs. Auth. RB:
Ascension Hlth. Credit Group, Ser. A:
2.72%, 06/01/2006, (Gtd. by Advocate Health Care Network)	12,500,000	12,500,000
2.74%, 06/01/2006, (Gtd. by Advocate Health Care Network)	11,000,000	11,000,000
Ser. 711, 2.40%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,795,000	5,795,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A,
2.50%, 03/01/2006, (Gtd. by Ascension Health Credit Group)	20,000,000	19,980,895
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 2.26%, VRDN, (LOC: Bank of
America Corp.)	7,400,000	7,400,000
Johnson City, TN Hlth. & Edl. Facs. RB, 2.43%, VRDN, (LOC: Llyods TSB
Group plc)	13,000,000	13,000,000
Kansas Dev. Fin. Auth. MHRB, Springhill Apts. Proj., Ser. B, 2.40%, VRDN, (LOC:
Bank of America Corp.)	4,685,000	4,685,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC, 2.40%, VRDN, (Liq.:
Citigroup Holdings)	6,560,000	6,560,000
Lorain Cnty., OH Hosp. Facs. RB, PFOTER, 2.41%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	4,995,000	4,995,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 2.48%, VRDN, (LOC:
Union Planters Bank)	2,660,000	2,660,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 2.35%, VRDN, (LOC: Bank of America Corp.)	1,289,000	1,289,000
Massachusetts Hlth. & Edl. Fac. Auth. RB:
Cape Cod Hlth. Care, Ser. D, 2.43%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
PFOTER, 2.85%, 06/22/2006, (Liq.: Merrill Lynch & Co., Inc.)	7,035,000	7,035,000
ROC Ser. 333CE, 2.44%, VRDN, (LOC: Citibank, NA)	6,345,000	6,345,000
Metropolitan Govt. of Nashville & Davidson Cnty., TN RB, Ascension Hlth. Facs.,
2.30%, 01/04/2006	15,000,000	15,000,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 2.45%, VRDN, (SPA: National Australia
Bank, Ltd.)	5,345,000	5,345,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 2.45%, VRDN, (LOC:
WestLB AG)	22,100,000	22,100,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Missouri Hlth. & Edl. Fac. RB, Lutheran Church Proj., 2.25%, VRDN, (LOC:
Bank of America Corp.)	$ 22,075,000	$22,075,000
New Hampshire Higher Ed. & Hlth. Facs. RB, Ser. 2003-866, 2.40%, VRDN, (Liq.:
Morgan Stanley)	1,000,000	1,000,000
New Hampshire Hlth. & Ed. Facs. Auth. RAN, Ser. F, 4.00%, 04/26/2006, (Liq.:
Morgan Stanley & Insd. by FGIC)	7,000,000	7,039,624
New Hampshire Hlth. & Ed. Facs. Auth. RB, 2.45%, VRDN, (LOC: Bank of America
Corp.)	7,000,000	7,000,000
Norfolk, VA EDA ROC, 2.40%, VRDN, (LOC: Citibank, NA)	13,470,000	13,470,000
North Carolina Med. Care Commission ROC, 2.40%, VRDN, (LOC: Citibank, NA)	3,590,000	3,590,000
North Central, TX Hlth. Fac. RB, Methodist Hosp. Proj., 2.72%, 09/29/2005, (LOC:
Dexia Credit Local & Insd. by AMBAC)	37,000,000	37,000,000
Oakland, CA RB PFOTER, 2.85%, 07/06/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,470,000	5,470,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Health System Proj., Ser. 1998-
171, 2.44%, VRDN, (Liq.: Morgan Stanley)	11,350,000	11,350,000
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-32, 2.44%, VRDN, (Liq.: Morgan Stanley)	5,975,000	5,975,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 2.58%, VRDN, (Liq.:
Bear Stearns Cos.)	32,425,000	32,425,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 2.58%, VRDN, (Liq.: Bear
Stearns Cos.)	33,350,000	33,350,000
St. Charles Cnty., MO RB, United Handicapped Svcs., 2.51%, VRDN, (LOC:
U.S. Bancorp)	5,040,000	5,040,000
Tom Green Cnty., TX Hlth. Fac. RB, 2.33%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,625,000	3,625,000
University of Michigan Hosp. RB, Ser. A, 2.25%, VRDN	43,855,000	43,855,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr. Proj., 2.42%, VRDN,
(LOC: Bank of America Corp.)	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Health System Proj., 2.625%,
VRDN, (LOC: Mellon Financial Corp.)	2,600,000	2,600,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, PFOTER, 2.15%, 11/10/2005, (SPA:
Landesbank Hessen & Insd. by MBIA)	8,430,000	8,430,000

		622,992,519

HOUSING 35.2%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 2.54%, VRDN, (LOC: LaSalle
Bank NA)	31,505,000	31,505,000
Bank of NY MTC, 2.45%, VRDN, (LOC: Bank of New York Co.)	44,816,000	44,816,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, University of Texas-San Antonio Apts. Proj.,
2.52%, VRDN, (Liq.: WestLB AG)	11,110,000	11,110,000
Bexar Cnty., TX Hsg. Fin. Corp. PFOTER, 2.49%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	7,495,000	7,495,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, 2.67%, VRDN, (LOC:
Associated Banc-Corp.)	2,410,000	2,410,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 2.45%, VRDN, (LOC:
Harris Trust & Savings)	800,000	800,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Brevard Cnty., FL SFHRB, 2.45%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$9,995,000	$9,995,000
California CDA MHRB, PFOTER:
2.42%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,935,000	2,935,000
2.47%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,625,000	6,625,000
California Cmnty. MHRB, 2.47%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,025,000	9,025,000
California HFA RB:
Ser. A, 2.38%, VRDN, (LOC: Dexia Credit Local)	14,780,000	14,780,000
Ser. J, 2.23%, VRDN, (LOC: Lloyds TSB Bank plc)	28,000,000	28,000,000
California Munimae Trust TOC, Ser. 2002-1M, 2.39%, VRDN, (SPA: Landesbank
Baden & Insd. by MBIA)	36,260,000	36,260,000
Central City, CO MHRB, Gold Mountain Apts. Proj., 2.99%, VRDN, (Liq.: American
International Group, Inc.)	9,250,000	9,250,000
Charter Mac Equity Issuer Trust:
2.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	18,500,000	18,500,000
PFOTER:
2.47%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	36,460,000	36,460,000
2.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	38,185,000	38,185,000
Ser. 2003-B, PFOTER, 2.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	74,635,000	74,635,000
Ser. 2003-C, 2.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	27,665,000	27,665,000
Ser. 2604, 2.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	79,790,000	79,790,000
Charter Mac Floating Cert. Trust:
Ser. 2000, 2.39%, VRDN, (SPA: Landesbank Baden & Insd. by MBIA)	45,000,000	45,000,000
Ser. 2002-4, 2.36%, VRDN, (SPA: Landesbank Baden & Insd. by MBIA)	14,000,000	14,000,000
Ser. 2002-5, 2.36%, VRDN, (Insd. by MBIA)	13,000,000	13,000,000
Ser. 2005-H, 2.49%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	34,995,000	34,995,000
Ser. 2005-Q, 2.49%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	19,995,000	19,995,000
City of Burnsville, MN MHRB, PFOTER, 2.41%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc. & Insd. by FSA)	3,900,000	3,900,000
City of Thornton, CO MHRB, PFOTER, 2.41%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc. & Insd. by FSA)	6,150,000	6,150,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-1, 2.86%, VRDN, (Liq.: American International Group, Inc.)	1,800,000	1,800,000
Ser. 2001-2, 3.06%, VRDN, (Liq.: American International Group, Inc.)	11,367,000	11,367,000
Ser. 2002-1, 2.86%, VRDN, (Liq.: American International Group, Inc.)	6,043,000	6,043,000
Ser. 2003-1, 2.65%, 03/06/2006, (Liq.: American International Group, Inc.)	6,530,000	6,530,000
Ser. 2004-1, 2.86%, VRDN, (Liq.: American International Group, Inc.)	15,003,000	15,003,000
Clipper Tax-Exempt Cert. Trust:
Ser. 1998-2, 2.48%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	11,640,000	11,640,000
Ser. 1999-2, 2.56%, VRDN, (SPA: State Street Corp.)	22,885,015	22,885,015
Ser. 1999-3, 2.56%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA)	32,974,000	32,974,000
Ser. 2000-1, 2.48%, VRDN, (SPA: State Street Corp.)	1,347,000	1,347,000
Ser. 2002-9, 2.56%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA)	44,498,000	44,498,000
Ser. 2003-5, 2.48%, VRDN, (Liq.: State Street Corp. & Insd. by FSA)	18,800,000	18,800,000
Ser. 2004-08, 2.48%, VRDN, (SPA: Lloyds TSB Bank plc & Insd. by FSA)	8,040,000	8,040,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Clipper Tax-Exempt Cert. Trust: continued
Ser. 2004-9, 2.56%, VRDN, (Liq.: State Street Corp. & Insd. by FSA)	$ 13,194,000	$13,194,000
Ser. 2004-10, 2.56%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA &
FNMA)	14,729,000	14,729,000
Ser. 2005-1, 2.56%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	23,533,000	23,533,000
Ser. 2005-2, 2.56%, VRDN, (SPA: State Street Corp.)	13,409,000	13,409,000
Ser. 2005-3, 2.47%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	19,259,000	19,259,000
Ser. 2005-12, 2.56%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA &
FNMA)	24,668,000	24,668,000
Ser. 2005-13, 2.56%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA &
FNMA)	27,545,000	27,545,000
Ser. 2005-14, 2.56%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	17,929,000	17,929,000
Collin Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, 2.43%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	14,050,000	14,050,000
Contra Costa Cnty., CA MHRB, 2.47%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,820,000	6,820,000
Dakota Cnty., MN CDA MHRB, View Pointe Apts. Proj., 2.59%, VRDN, (LOC:
LaSalle Bank NA)	4,000,000	4,000,000
Dakota Cnty., MN CDA RB, 2.45%, VRDN, (SPA: XL Capital, Ltd. & Landesbank
Hessen)	14,720,000	14,720,000
Dallas, TX HFA MHRB, 2.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,000,000	7,000,000
De Kalb Cnty., GA Hsg. Auth. MHRB, 2.49%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	2,765,000	2,765,000
Denver, CO City & Cnty. MHRB, 2.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,915,000	5,915,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 2.64%, VRDN,
(LOC: Crestar Bank)	2,630,000	2,630,000
Durham, NC Hsg. Auth. MHRB, PFOTER, Lakemoor Apts. Proj., 2.49%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	8,645,000	8,645,000
East Texas Hsg. Fin. Corp. MHRB, 2.67%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,320,000	4,320,000
El Paso Cnty., CO SFHRB, Floating Rate Trust Cert., Ser 1136, 2.44%, VRDN, (Liq.:
Morgan Stanley)	8,008,500	8,008,500
FHLMC MHRB:
Ser. M001, Class A, 2.46%, VRDN, (Insd. by FHLMC)	31,642,424	31,642,424
Ser. M002, Class A, 2.51%, VRDN, (Insd. by FHLMC)	5,528,864	5,528,864
Florida Hsg. Fin. Corp. MHRB:
2.45%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
2.45%, VRDN, (Liq: Merrill Lynch & Co., Inc.)	7,915,000	7,915,000
Lee Vista Apts. Proj., 2.40%, VRDN, (Insd. by FHLMC)	605,000	605,000
Lynn Lake Apts. Proj., Ser. B1, 2.42%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts. Proj., 2.40%, VRDN, (Insd. by FHLMC)	19,905,000	19,905,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 2.86%, VRDN, (Liq.:
American International Group, Inc.)	6,955,000	6,955,000
Georgia HFA RB ROC RR II R 423, 2.44%, VRDN, (LOC: Citibank, NA)	3,095,000	3,095,000
Harris Cnty., TX Hsg. Fin. Corp. MHRB, 2.49%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	13,965,000	13,965,000
Indianapolis, IN MHRB, Crossing Partners Proj., 2.99%, VRDN, (Liq.: American
International Group, Inc.)	8,700,000	8,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 2.39%, VRDN, (LOC: Citibank,
NA)	$ 7,560,000	$7,560,000
Kansas City, MO PFOTER, 2.41%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,370,000	4,370,000
Kansas Dev. Fin. Auth. MHRB, Bluffs Olathe Apts. Proj., 3.19%, VRDN, (Liq.:
American International Group, Inc.)	9,500,000	9,500,000
Knox Cnty., TN MHRB, PFOTER, 2.41%, VRDN, (Liq: Merrill Lynch & Co., Inc. &
Insd. by FSA)	6,230,000	6,230,000
Lansing, KS MHRB, 2.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,205,000	4,205,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 2.40%, VRDN, (Insd. by
FNMA)	2,500,000	2,500,000
Los Angeles, CA MHRRB, Colonia Corona, Ser. D, 2.52%, VRDN, (LOC: Citibank,
NA)	3,750,000	3,750,000
Louisiana Hsg. Fin. Agcy. Mtg. RB, Ser. 1066, 2.44%, VRDN, (Liq.: Morgan
Stanley)	14,096,500	14,096,500
Macon Trust Pooled Cert.:
Ser. 1997, 2.56%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	52,945,000	52,945,000
Ser. 1998A:
2.51%, VRDN, (LOC: Bank of America Corp. & Insd. by MBIA)	5,000,000	5,000,000
2.51%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	22,664,000	22,664,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 2.49%,
VRDN, (LOC: SunTrust Banks, Inc.)	277,000	277,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 2.35%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Massachusetts Dev. Fin. Agcy. PFOTER, 2.47%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	34,550,000	34,550,000
Massachusetts, HFA SFHRB, Ser. U, 2.65%, 01/31/2006, (Gtd. by American
International Group, Inc.)	8,955,000	8,955,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 2.57%, VRDN, (LOC: Fifth Third
Bancorp)	6,990,000	6,990,000
Michigan Building Auth. RB, ROC, 2.40%, VRDN, (Liq.: Citigroup Holdings)	4,170,000	4,170,000
Michigan Hsg. Dev. Auth. PFOTER, 2.18%, 11/10/2005, (SPA: Svenska
Handlesbanken)	21,765,000	21,765,000
Minnesota Bond Securitization Trust, 2.56%, VRDN, (LOC: LaSalle Bank NA)	6,070,000	6,070,000
Minnesota HFA RB, 2.22%, 12/09/2005, (Liq.: Merrill Lynch & Co., Inc.)	9,695,000	9,695,000
MMA Finl. MHRB, Ser. B, Class A, 2.46%, VRDN, (LOC: SunTrust Banks, Inc.)	9,645,000	9,645,000
Montgomery Cnty., MD Hsg. Opportunities MHRB, 2.49%, VRDN, (SPA:
Danske Bank)	11,000,000	11,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER, 2.49%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	84,535,000	84,535,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 2.35%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
Cambury Hills Apts. Proj., 2.86%, VRDN, (Liq.: American International Group,
Inc.)	10,975,000	10,975,000
New Jersey Hsg. & Mtge. Fin. RB, Ser. 1012, 2.42%, VRDN, (Liq.: Morgan
Stanley & Insd. by FGIC)	2,615,000	2,615,000
New Mexico Mtge. Fin. Auth. RB, 3.53%, VRDN, (Liq.: American International
Group, Inc.)	34,089,317	34,089,317

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New Orleans, LA Fin. Auth. SFHRB, Floating Rate Trust Cert., Ser. 2002-857,
2.57%, VRDN, (Liq.: Morgan Stanley)	$ 785,000	$785,000
New Orleans, LA Indl. Dev. Board RB, Floating Rate Trust Cert., Ser. 987, 2.44%,
VRDN, (Liq.: Morgan Stanley)	16,990,000	16,990,000
New York, NY Hsg. Dev. Corp. MHRB:
155 W. 21St. Proj., Ser. A, 2.40%, VRDN, (LOC: Bank of New York Co.)	7,900,000	7,900,000
West 55th Street Proj., 2.56%, VRDN, (LOC: Bayerische Hypotheken)	51,300,000	51,300,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 2.86%, VRDN, (Liq.: American
International Group, Inc.)	9,810,000	9,810,000
Orange Cnty., FL HFA RB, 2.45%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,380,000	2,380,000
Pennsylvania HFA, PFOTER, 2.43%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	585,000	585,000
PFOTER:
2.25%, 11/17/2005, (Liq.: Merrill Lynch & Co., Inc.)	10,010,000	10,010,000
2.46%, VRDN, (Insd. by FHLMC)	111,965,000	111,965,000
2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	4,545,000	4,545,000
2.82%, 04/06/2006, (Insd. by FHLMC)	95,585,000	95,585,000
Class A:
2.40%, 02/02/2006, (Liq.: Merrill Lynch & Co., Inc.)	58,215,000	58,215,000
2.46%, VRDN, (Insd. by FHLMC)	1,925,000	1,925,000
2.51%, VRDN, (SPA: WestLB AG)	104,000,000	104,000,000
Class B, 2.85%, 07/06/2006, (LOC: Lloyds TSB Bank plc)	45,510,000	45,510,000
Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	18,215,000	18,215,000
Class D, 1.82%, 09/29/2005, (Liq.: Merrill Lynch & Co., Inc.)	5,455,000	5,455,000
Class F:
2.28%, VRDN, (LOC: Lloyds TSB Bank plc)	12,550,000	12,550,000
2.46%, VRDN, (Insd. by FHLMC)	24,875,000	24,875,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	43,920,000	43,920,000
Pinellas Cnty., FL HFA PFOTER:
2.45%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,730,000	3,730,000
2.45%, VRDN, (SPA: Landesbank Hessen & Thuringen Girozentrale)	975,000	975,000
Pinellas Cnty., FL HFA RB, Class A, 2.45%, VRDN, (Gtd. by Cassie Depots)	6,065,000	6,065,000
Pinellas Cnty., FL HFA SFHRB, 2.45%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,305,000	2,305,000
Portland, OR Hsg. Auth. MHRB Hsg. Civic Apts., 2.39%, VRDN, (LOC: Wells Fargo
& Co.)	13,445,000	13,445,000
Reno Cnty., KS SFHRB, 2.44%, VRDN, (Liq.: Morgan Stanley)	3,395,000	3,395,000
Revenue Bond Certificates Series Trust:
Ser. 2004-1, 2.86%, VRDN, (Gtd. by American International Group, Inc.)	11,755,000	11,755,000
Ser. 2004-5, 2.94%, VRDN, (Gtd. by American International Group, Inc.)	10,740,000	10,740,000
Ser. 2004-9, 2.94%, VRDN, (Gtd. by American International Group, Inc.)	12,000,000	12,000,000
Ser. 2004-16, 2.94%, VRDN, (Gtd. by American International Group, Inc.)	13,560,000	13,560,000
Ser. 2005-1, 2.94%, VRDN, (Gtd. by American International Group, Inc.)	4,315,000	4,315,000
Ser. 2005-2, 2.94%, VRDN, (Gtd. by American International Group, Inc.)	5,820,000	5,820,000
Ser. 2005-5, 2.94%, VRDN, (Gtd. by American International Group, Inc.)	6,220,000	6,220,000
St. Anthony, MN MHRB, St. Anthony Leased, Ser. A, 2.59%, VRDN, (LOC: LaSalle
Bank, NA)	5,000,000	5,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
San Antonio, TX Hsg. Fin., PFOTER, 2.49%, VRDN, (Liq: Merrill Lynch & Co., Inc.)	$ 6,205,000	$6,205,000
San Jose, CA MHRB, PFOTER, 2.47%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,815,000	2,815,000
Seattle, WA HFA RB, High Point Proj. Phase I, 2.44%, VRDN, (LOC: Bank of America
Corp.)	4,250,000	4,250,000
South Dakota HFA RB, PFOTER, 2.45%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,315,000	7,315,000
Southeast Texas Hsg. Fin. Corp. RB, 2.44%, VRDN, (Liq.: Morgan Stanley)	3,200,000	3,200,000
Springfield, MO MHRB, PFOTER, 2.41%, VRDN, (Liq.: Merrill Lynch & Co., Inc. &
Insd. by FSA)	8,400,000	8,400,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER, 2.49%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	8,445,000	8,445,000
Texas Panhandle Regl. HFA PFOTER, 2.49%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	2,365,000	2,365,000
Texas Student Hsg. Auth. RB, PFOTER, 2.45%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	4,275,000	4,275,000
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, 2.49%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	8,685,000	8,685,000
Travis Cnty., TX Strategic Hsg. Fin. Corp. RB, 2.51%, VRDN, (SPA: Societe
Generale)	10,000,000	10,000,000
Tulsa Cnty., OK HFA SFHRB, Ser. 1068, 2.44%, VRDN, (Liq.: Morgan Stanley &
XL Capital Assurance)	5,865,000	5,865,000
Vail, CO MHRB, Middlecreek Vlg. Proj., Ser. A, 2.62%, VRDN, (LOC: California
Bank & Trust)	9,750,000	9,750,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 2.54%, VRDN, (SPA: Societe
Generale & Insd. by FSA)	15,210,000	15,210,000
Victory Street Pub. Facs. Corp., Texas RB, PFOTER, 2.49%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	7,295,000	7,295,000
Washington Cnty., MN Hsg. & Redev. Auth. MHRB, 2.44%, VRDN, (Insd. by
FHLMC)	9,690,000	9,690,000
Washington Hsg. Fin. Comnwlth.:
PFOTER, 2.45%, VRDN, (SPA: Landesbank Hessen)	61,420,000	61,420,000
SFHRB, Ser. T, 2.53%, VRDN, (LOC: Bank of America Corp.)	5,710,000	5,710,000
Wisconsin Hsg. & EDA RB, Ser. B, 2.41%, VRDN, (LOC: State Street Corp.)	12,315,000	12,315,000
Wisconsin Hsg. EDRB, Ser. C, 2.41%, VRDN, (LOC: Lloyds TSB Bank plc)	27,000,000	27,000,000

		2,490,365,620

INDUSTRIAL DEVELOPMENT REVENUE 5.5%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser.1999A, 2.51%, VRDN,
(LOC: KeyCorp)	3,295,000	3,295,000
Adams Cnty., NE IDRB, Centennial Plastics Proj., 2.56%, VRDN, (LOC: U.S.
Bancorp)	1,330,000	1,330,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 2.38%, VRDN,
(LOC: PNC Financial Services Group, Inc.)	3,977,000	3,977,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Alton, IA IDRB, Northwest, IA Agronomy Proj., 2.40%, VRDN, (LOC: Bank of
America Corp.)	$ 4,480,000	$4,480,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 2.60%, VRDN, (LOC: U.S.
Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 2.50%, VRDN, (LOC: LaSalle Bank NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 2.42%, VRDN, (LOC: Bank
of America Corp.)	2,400,000	2,400,000
Bayou La Batre, AL RB, Eclipse Hospitality LLC Proj., 2.66%, VRDN, (LOC: First
Commercial Bank, Inc.)	2,025,000	2,025,000
Bessemer, AL IDRB, Carlton Investments LLC Proj., 2.58%, VRDN, (LOC: AmSouth
Bancorp)	2,400,000	2,400,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 2.56%, VRDN, (LOC: U.S.
Bancorp)	2,600,000	2,600,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Wst. Svcs. Proj., 2.40%, VRDN, (LOC: Bank
of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., 2.51%, VRDN, (LOC: KeyCorp)	1,600,000	1,600,000
Universal Bearings, Inc. Proj., 2.51%, VRDN, (LOC: KeyCorp)	2,845,000	2,845,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 2.52%, VRDN, (Liq.: JPMorgan
Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 2.67%, VRDN, (LOC: Associated
Banc-Corp.)	1,450,000	1,450,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea, Inc. Proj., 2.46%,
VRDN, (LOC: Columbus Bank & Trust Co.)	7,200,000	7,200,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 2.80%, VRDN, (LOC: Marshall &
Isley Bank)	1,270,000	1,270,000
Centerra Metro. Dist., No. 1 RB, 2.39%, VRDN, (SPA: BNP Paribas SA)	11,000,000	11,000,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., 2.46%, VRDN, (LOC: U.S.
Bancorp)	2,400,000	2,400,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 2.51%, VRDN, (LOC: KeyCorp)	1,100,000	1,100,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., 2.46%, VRDN, (LOC: Citizens Bank)	2,200,000	2,200,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999,
2.53%, VRDN, (LOC: LaSalle Bank NA)	940,000	940,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 2.41%, VRDN, (LOC: LaSalle Bank NA)	1,565,000	1,565,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 2.58%, VRDN,
(LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest LLP Proj., 2.52%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 2.66%, VRDN, (LOC: Columbus Bank
& Trust Co.)	2,765,000	2,765,000
Conyers, GA IDRB, Handleman Co. Proj., 2.44%, VRDN, (LOC: Columbus Bank &
Trust Co.)	3,100,000	3,100,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., 2.86%, VRDN, (LOC: Union Bank of
California)	6,610,000	6,610,000
Crawfordsville, IN EDRB, Natural Pork Prod. Proj., 2.62%, VRDN, (LOC: KeyCorp)	6,000,000	6,000,000
De Pere, WI IDRB, Cleaning Sys., Inc., 2.44%, VRDN, (LOC: Marshall & Isley Bank)	2,375,000	2,375,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Daily Ciba Specialty, Ser. A,
2.57%, VRDN, (Gtd. by Ciba Specialty Chemical Holdings)	$ 15,000,000	$ 15,000,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 2.56%, VRDN, (LOC: U.S.
Bancorp)	2,825,000	2,825,000
Elkhart Cnty., IN EDRB, Advanced Technology, Inc. Proj., 2.46%, VRDN, (SPA:
Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 2.67%, VRDN, (Coll.: Bay Hypo-Und
Vereinsbank AG)	3,455,000	3,455,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 2.51%, VRDN, (LOC: SunTrust Banks, Inc.)	1,540,000	1,540,000
Repco Equipment Leasing Proj., 2.51%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Serigraphic Arts, Inc. Proj., 2.51%, VRDN, (LOC: SunTrust Banks, Inc.)	720,000	720,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 2.67%, VRDN, (LOC:
Associated Bank)	1,940,000	1,940,000
Franklin Cnty., TN IDRB, Franklin Inds. Proj., 2.47%, VRDN, (LOC: Bank of America
Corp.)	714,000	714,000
Fridley, MN RRB, Fridley Business Plaza Proj., 2.65%, VRDN, (LOC: Wells Fargo &
Co.)	2,550,000	2,550,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 2.49%, VRDN, (LOC:
AmSouth Bancorp)	1,680,000	1,680,000
Gary, IN EDRB, Grant Street Proj., 2.62%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 2.62%, VRDN, (LOC: Bank of America
Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 2.51%, VRDN,
(LOC: BB&T Corp.)	5,765,000	5,765,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 2.80%, VRDN, (LOC: First
Commercial Bank, Inc.)	945,000	945,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 2.62%, VRDN, (LOC: Wells Fargo &
Co.)	2,160,000	2,160,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Palama Meat, 2.45%, VRDN, (LOC.:
Wells Fargo & Co.)	7,700,000	7,700,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 2.48%, VRDN, (LOC:
National City Corp.)	3,440,000	3,440,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 2.75%, VRDN, (LOC: Associated
Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 2.66%, VRDN, (LOC: First
Commercial Bank, Inc.)	1,515,000	1,515,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC., 2.82%, VRDN, (LOC:
SunTrust Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 2.72%, VRDN, (LOC: BNP Paribas SA)	1,795,000	1,795,000
Kris & Dee Associates, Inc. Proj., 2.51%, VRDN, (LOC: LaSalle Bank NA)	870,000	870,000
Ser. A, 2.53%, VRDN, (LOC: LaSalle Bank NA)	1,655,000	1,655,000
Ser. B, 2.53%, VRDN, (LOC: LaSalle Bank NA)	1,770,000	1,770,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 2.71%, VRDN, (LOC:
Bank One)	600,000	600,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Iowa Fin. Auth. IDRB, First Coop. Assn. Proj., 2.62%, VRDN, (SPA: BNP
Paribas SA)	$ 2,450,000	$2,450,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 2.52%, VRDN, (LOC:
Bank One)	3,000,000	3,000,000
Johnson Cnty., KS Private Activity RB, Ser. A, Stouse Sign & Decal Proj., 2.87%,
VRDN, (LOC: U.S. Bancorp)	1,900,000	1,900,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., 2.61%, VRDN, (LOC: U.S. Bancorp)	3,545,000	3,545,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 2.57%, VRDN, (LOC:
Wells Fargo & Co.)	5,865,000	5,865,000
Lexington, KY IDRB, Kirby Containers Proj., 2.58%, VRDN, (LOC: AmSouth
Bancorp)	2,000,000	2,000,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 2.62%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Products Proj., 2.45%, VRDN, (LOC:
Comerce de France)	3,520,000	3,520,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., 2.62%, VRDN, (LOC: Bank of America
Corp.)	2,000,000	2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., 2.46%, VRDN, (LOC:
American National Bank & Trust)	400,000	400,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 2.51%, VRDN, (LOC: KeyCorp)	4,045,000	4,045,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid South Extrusion Proj., 2.61%, VRDN,
(LOC: Regions Financial Corp.)	2,595,000	2,595,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 2.80%, VRDN, (Gtd. by
Honeywell International)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 2.61%, VRDN, (LOC: Regions Financial
Corp.)	2,765,000	2,765,000
Mandan, ND Muni. IDRRB, Cloverdale Foods Co. Proj., 2.62%, VRDN, (LOC: Bank of
North Dakota)	4,000,000	4,000,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 2.67%, VRDN, (LOC: Associated Banc-Corp.)	900,000	900,000
Manitowoc Tool & Machining Proj., 2.67%, VRDN, (LOC: Associated Banc-Corp.)	1,800,000	1,800,000
Mankato, MN IDRB, Katolight Proj., 2.56%, VRDN, (LOC: U.S. Bancorp)	2,150,000	2,150,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 2.67%, VRDN, (Coll.:
Bay Hypo und Vereinsbank AG)	3,050,000	3,050,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 2.52%, VRDN, (LOC:
Bank One)	4,000,000	4,000,000
Meade Cnty., KY Indl. Bldg. RB, Liters Quarry, Inc. Proj., 2.48%, VRDN, (LOC:
Bank One)	2,300,000	2,300,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 2.41%, VRDN, (LOC:
U.S. Bancorp)	2,145,000	2,145,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 2.64%, VRDN, (Insd. by Columbus
Bank & Trust Co.)	3,190,000	3,190,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 2.61%, VRDN, (LOC: Bank One)	3,300,000	3,300,000
Miami-Dade Cnty., FL IDA RB:
2.39%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 2.40%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 2.58%, VRDN, (LOC:
U.S. Bancorp)	$3,850,000	$3,850,000
Milwaukee, WI Redev. Auth. RB, Ser. A, 2.45%, VRDN, (LOC: U.S. Bancorp)	2,720,000	2,720,000
Missouri IDRB, MFA, Inc. Proj., Ser. A, 2.62%, VRDN, (SPA: BNP Paribas SA)	1,825,000	1,825,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 2.66%, VRDN, (LOC: Regions Financial
Corp.)	3,140,000	3,140,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 2.48%, VRDN,
(LOC: National City Corp.)	3,250,000	3,250,000
Muscle Shoals, AL IDRB, Robbins LLC Proj., Ser. A, 2.58%, VRDN, (LOC: AmSouth
Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs. LLC, 2.62%, VRDN, (SPA: BNP
Paribas SA)	3,360,000	3,360,000
New Hampshire Business Fin. Auth. IDRB, Monadock Econ. Dev. & Precitech Proj.,
2.51%, VRDN, (LOC: KeyCorp)	3,090,000	3,090,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 2.48%, VRDN, (LOC:
National City Corp.)	2,905,000	2,905,000
Oregon EDA RB, Behlen Manufacturing Co. Proj., 2.56%, VRDN, (LOC: LaSalle
Bank NA)	5,500,000	5,500,000
Oregon EDRB, Beef Northwest Feeders Proj., 2.62%, VRDN, (LOC: Bank of America
Corp.)	3,325,000	3,325,000
Osage City, KS IDRB, Norseman Plastics Proj., 2.56%, VRDN, (SPA: Bank of
Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 2.61%, VRDN, (LOC:
Regions Financial Corp.)	1,385,000	1,385,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 2.46%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., 2.51%, VRDN, (LOC: KeyCorp)	1,545,000	1,545,000
Port Bellingham, WA IDRB, Bakerview Proj., 2.51%, VRDN, (LOC: KeyCorp)	2,525,000	2,525,000
Rhode Island Indl. Facs. Corp. IDRB:
Calise & Sons Bakery Proj., 2.40%, VRDN, (LOC: Citizens Bank)	6,210,000	6,210,000
Greystone of Lincoln Proj., 2.60%, VRDN, (LOC: Mellon Financial Corp.)	1,900,000	1,900,000
Sanford, ME RB, Toms of Maine Proj., 2.40%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Scott Cnty., IA IDRB:
Ford Manufacturing Co., Inc. Proj., Ser. 1997, 2.44%, VRDN, (LOC: U.S.
Bancorp)	1,400,000	1,400,000
Recycling-Nichols Aluminum Proj., 2.44%, VRDN, (LOC: U.S. Bancorp)	1,800,000	1,800,000
Simpson Cnty., KY IDRB, Harmon Motive Kentucky Proj., 2.50%, VRDN, (LOC:
Bank of America Corp.)	7,200,000	7,200,000
South Carolina Jobs EDA RB:
Mid Atlantic Drainage Proj., 2.61%, VRDN, (LOC: National Bank of South
Carolina)	1,745,000	1,745,000
Ortec, Inc. Proj., Ser. B, 2.45%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
South Dallas, AL IDA RB, Cahaba Valley Lumber Co. Proj., 2.51%, VRDN, (LOC:
AmSouth Bancorp)	1,425,000	1,425,000
St. Joseph, MO IDRB, Lifeline Foods LLC Proj., 2.67%, VRDN, (Coll.: Bay Hypo und
Vereinsbank AG)	7,140,000	7,140,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Summit Cnty., OH IDRB, SA Comunale Co. Proj., 2.48%, VRDN, (LOC: National
City Corp)	$ 2,850,000	$2,850,000
Traill Cnty., ND Solid Waste American Crystal Sugar Co., 2.72%, VRDN, (SPA: BNP
Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 2.66%, VRDN, (LOC: AmSouth Bancorp)	500,000	500,000
Hardwear Corp. Proj., 2.66%, VRDN, (LOC: AmSouth Bancorp)	820,000	820,000
Nucor Corp. Proj., 2.43%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 2.46%, VRDN, (LOC: AmSouth
Bancorp)	1,470,000	1,470,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 2.51%, VRDN, (LOC: AmSouth
Bancorp)	5,555,000	5,555,000
Washington EDFA RB, Royal Ridge Fruit Proj., 2.62%, VRDN, (LOC: Bank of
America Corp.)	4,205,000	4,205,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., 2.39%, VRDN, (Gtd. by Dow
Chemical Co.)	10,200,000	10,200,000
West Bend, WI IDRB, 2.44%, VRDN, (LOC: U.S. Bancorp)	1,350,000	1,350,000
Westfield, IN EDRB, P.L. Porter Proj., 2.56%, VRDN, (LOC: Comerica Bank)	3,000,000	3,000,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., 2.63%, VRDN, (LOC: Am
South Bancorp)	1,100,000	1,100,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 2.67%, VRDN, (LOC: Northern
Trust Corp.)	1,000,000	1,000,000
Winslow, ME RB, Maine Biological Labs Proj., 2.51%, VRDN, (LOC: KeyCorp)	2,960,000	2,960,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 2.68%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 2.45%, VRDN, (LOC: Bank of America Corp.)	1,400,000	1,400,000

		387,256,000

LEASE 3.2%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 2.66%, VRDN,
(LOC: LaSalle Bank NA)	49,023,377	49,023,377
Clark Cnty., IN Jail Holding Corp. RB, ROC, 2.40%, VRDN, (Liq.: Citigroup
Holdings)	5,505,000	5,505,000
Collier Cnty., FL Sch. Board COP, 2.85%, 06/22/2006, (Liq.: Merrill Lynch & Co.,
Inc. & Insd. by FSA)	17,290,000	17,290,000
Denver, CO City & Cnty. COP, 2.40%, VRDN, (Liq.: Citigroup Holdings)	5,920,000	5,920,000
Kansas City, MO Muni. Assist Corp. RB PFOTER, 2.44%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by AMBAC)	3,800,000	3,800,000
Koch Floating Rate Trust Cert.:
Ser. 1998-1, 2.41%, VRDN, (Gtd. by State Street Corp.)	2,204,097	2,204,097
Ser. 2000-1, 2.56%, VRDN, (LOC: State Street Corp.)	26,458,351	26,458,351
Ser. 2001-1, 2.56%, VRDN, (LOC: State Street Corp. & Insd. by AMBAC)	36,532,848	36,532,848
MBIA Capital Corp. Grantor Trust Lease PFOTER:
2.46%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	17,115,000	17,115,000
2.46%, VRDN, (Liq.: Landesbank Hessen & Insd. by MBIA)	4,485,000	4,485,000
New Jersey EDA Eagle, Class A, 2.39%, VRDN, (LOC: Citibank, NA & Insd. by
AMBAC)	8,340,000	8,340,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
New Jersey PFOTER, 2.85%, 06/22/2006, (Liq.: Merrill Lynch & Co., Inc.)	$ 4,995,000	$4,995,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 2.41%, VRDN, (Liq.: Morgan
Stanley)	4,100,000	4,100,000
Pennsylvania Pub. Sch. Bldg. Auth. COP, Ser. 2003-18, 2.39%, VRDN, (Liq.:
BNP Paribas SA & Insd. by FSA)	5,330,000	5,330,000
Pitney Bowes Credit Corp. Leasetops RB:
Ser. 1999-2, 2.56%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by
AMBAC)	5,337,378	5,337,378
Ser. 2002-1, 2.56%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by
AMBAC)	2,858,843	2,858,843
Regional Trans. Dist. CO ROC RR II, 2.40%, VRDN, (Liq.: Citigroup Holdings &
Insd. by AMBAC)	7,435,000	7,435,000
Rhode Island & Providence Plantations COP, Ser. 978, 2.40%, VRDN, (Liq.:
JPMorgan Chase & Co. & Insd. by MBIA)	7,855,000	7,855,000
Saint Lucie Cnty., FL Sch. Board Variable Rate Cert., 2.39%, VRDN, (LOC: Bank
of New York Co.)	9,698,500	9,698,500
University of Arizona COP ROC RR II R 243, 2.40%, VRDN, (LOC: Citibank, NA
& Insd. by AMBAC)	4,015,000	4,015,000

		228,298,394

MISCELLANEOUS REVENUE 8.3%
Bad River Band Lake Superior, WI RB, Native Lands Acquisitions Proj., 2.40%,
VRDN, (LOC: Associated Banc-Corp.)	4,900,000	4,900,000
Colorado E- 470 Pub. Hwy. Auth. RB, Ser 997, 2.44%, VRDN, (Liq.: Morgan
Stanley & Insd. by AMBAC)	5,685,000	5,685,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club, 2.58%, VRDN,
(LOC: AmSouth Bancorp)	6,125,000	6,125,000
Florida Correctional Facs. ROC, 2.40%, VRDN, (LOC: Citibank, NA)	3,050,000	3,050,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 2.56%, VRDN, (Liq.:
Citigroup Holdings)	30,675,000	30,675,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.60%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	795,000	795,000
Indiana Bond Bank RB, 2.40%, VRDN, (Insd. by MBIA)	2,425,000	2,425,000
Las Vegas, NV EDA RB, Andre Agassi Foundation, 2.36%, VRDN, (SPA: Allied Irish
Banks plc)	4,000,000	4,000,000
Louisiana Env. Facs. RB, 2.38%, VRDN, (LOC: Regions Financial Corp.)	8,000,000	8,000,000
Lower CO River Auth., Texas ROC, 2.40%, VRDN, (LOC: Citibank, NA)	2,995,000	2,995,000
Lower Neches Valley, TX Indl. Dev. Corp. RB, ExxonMobil Corp. Proj.:
Ser. A, 2.15%, VRDN, (Gtd. by Exxon Mobil Corp.)	23,000,000	23,000,000
Ser. B, 2.20%, VRDN, (Gtd. by Exxon Mobil Corp.)	30,000,000	30,000,000
Metropolitan Govt Nashville, TN IDRB, American Cancer Society, 2.48%, VRDN,
(LOC: AmSouth Bancorp)	1,250,000	1,250,000
Miami Dade Cnty., FL TOC, Ser. Z-9, 2.44%, VRDN, (Gtd. by Goldman Sachs Group,
Inc. & Insd. by MBIA)	13,800,000	13,800,000
Michigan Strategic Fund, Dow Chemical Co., Ser. 2003A-1, 2.75%, VRDN	8,000,000	8,000,000
Mississippi Dev. RB, 2.40%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by
AMBAC)	17,325,000	17,325,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Municipal Securities Pool Trust Receipts, 2.51%, VRDN, (SPA: Societe Generale &
Insd. by MBIA)	$131,495,000	$131,495,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj.:
2.42%, 12/01/2005, (Gtd. by ConocoPhillips)	10,000,000	10,000,000
Ser. B, 2.58%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.72%,
VRDN, (Gtd. by Sunoco, Inc.)	11,000,000	11,000,000
PFOTER, Ser. A:
2.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	14,640,000	14,640,000
2.51%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	10,865,000	10,865,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 2.46%,
VRDN, (Gtd. by Motiva Enterprises, LLC)	33,525,000	33,525,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Proj., Ser. B, 2.45%,
VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Port Corpus Christi, TX Solid Waste Disp. RB, Flint Hills Resources:
2.66%, VRDN, (Gtd. by Flint Resources)	11,000,000	11,000,000
Ser. A:
2.66%, VRDN, (Gtd. by Flint Resources)	9,000,000	9,000,000
2.75%, VRDN, (Gtd. by Flint Resources)	25,000,000	25,000,000
Ser. B, 2.61%, VRDN, (Gtd. by Flint Resources)	11,700,000	11,700,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj. , Ser. C, 2.62%, VRDN, (LOC:
AmSouth Bancorp)	1,600,000	1,600,000
Tulsa Cnty., OK IDA RB, Ser. A, 2.95%, 11/15/2005, (LOC: Bank of America Corp.)	33,150,000	33,150,000
Valdez, AK Marine Terminal RB, BP Pipelines Proj., Ser. B, 2.18%, VRDN, (SPA:
BP plc)	63,945,000	63,945,000
Valdez, AK Marine Terminal, ConocoPhillips Proj. RB, 3.00%, 06/01/2006, (Gtd. by
ConocoPhillips)	28,500,000	28,500,000
Virginia Pub. Bldg. Auth. ROC, 2.40%, VRDN, (LOC: Citibank, NA)	6,750,000	6,750,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. A, 2.39%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000
Ser. B, 2.30%, VRDN, (Gtd. by Dow Chemical Co.)	5,500,000	5,500,000

		588,945,000

PORT AUTHORITY 0.7%
Chicago, IL IDRB, Federal Marine Terminal Proj., 2.53%, VRDN, (LOC: LaSalle
Bank NA)	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
2.45%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,220,000	16,220,000
2.48%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000
Port Seattle, WA RB:
ROC, 2.44%, VRDN, (LOC: Citibank, NA & Insd. by FGIC)	995,000	995,000
Ser. 122, 2.44%, VRDN, (SPA: BNP Paribas & Insd. by MBIA)	9,080,000	9,080,000
Ser. 123, 2.44%, VRDN, (SPA: BNP Paribas SA)	14,925,000	14,925,000

		51,240,000

PUBLIC FACILITIES 0.1%
San Antonio, TX Convention Fin. ROC RR II R 363, 2.44%, VRDN, (LOC: Citibank,
NA & Insd. by AMBAC)	7,995,000	7,995,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.6%
Ladysmith, WI Solid Waste Disp. Facs. RB, Cityforest Corp. Proj., Ser. 1998, 2.62%,
VRDN, (LOC: Union Bank of California)	$ 20,750,000	$20,750,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
2.87%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
2.87%, VRDN, (LOC: Bank One)	8,600,000	8,600,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve Proj., 2.45%, VRDN, (LOC: Bank of
America Corp.)	4,750,000	4,750,000

		39,100,000

SOLID WASTE 0.4%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 2.71%, VRDN, (LOC:
Compass Bancshares, Inc.)	7,745,000	7,745,000
Gilliam Cnty., OR Solid Waste Disp. RB, 3.625%, 05/01/2006	10,000,000	10,000,000
Gulf Coast Waste Disposal Auth. of Texas RB, Waste Mgmt. of Texas, Ser. A,
3.625%, 05/01/2006	7,000,000	7,000,000
Hammond, IN Sewer & Solid Waste RRB Cargill, Inc. Proj., 2.42%, VRDN, (Gtd. by
Cargill, Inc.)	6,500,000	6,500,000

		31,245,000

SPECIAL TAX 3.8%
Carmel Clay, IN Sch. TAN, 3.25%, 12/30/2005, (LOC: Zions Bancorp)	10,000,000	10,030,536
Chicago, IL GO, Lakefront Millenium, Ser. 322, 2.41%, VRDN, (Liq.: Morgan
Stanley)	1,770,000	1,770,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2005-20, 2.39%, VRDN, (LOC: State Street Corp. & Insd. by FSA)	16,625,000	16,625,000
Ser. 2005-27, 2.48%, VRDN, (LOC: State Street Corp. & Insd. by FSA)	11,120,000	11,120,000
Collier Cnty. FL RB ROC RR II, 2.40%, VRDN, (Liq.: Citigroup Holdings & Insd.
by AMBAC)	5,390,000	5,390,000
Denver, CO Urban Renewal Tax RB:
2.45%, VRDN, (LOC: Lloyds TSB Group plc)	12,500,000	12,500,000
2.45%, VRDN, (LOC: Zions Bancorp)	4,440,000	4,440,000
2.55%, VRDN, (LOC: Zions Bancorp)	2,160,000	2,160,000
Florida Board of Ed. ROC, Ser. 2003-4521, 2.40%, VRDN, (Liq.: Citigroup Holdings
& Insd. by FGIC)	2,480,000	2,480,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 2.55%, VRDN, (LOC:
Huntington National Bank)	3,495,000	3,495,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, 2.44%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by FGIC)	8,605,000	8,605,000
Illinois Metro. Pier & Expo. Auth. RB:
2.40%, VRDN, (LOC: Citibank, NA)	6,000,000	6,000,000
PFOTER, 2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,855,000	6,855,000
ROC, 2.49%, VRDN, (LOC: Citibank, NA)	14,575,000	14,575,000
Lee Cnty., FL Trans. Facs. ROC, 2.40%, VRDN, (Liq.: Citigroup Holdings)	205,000	205,000
Metropolitan Pier & Expo. Auth., IL Eagle Trust Cert., Class A, 2.40%, VRDN, (Liq:
Citigroup Holdings)	3,400,000	3,400,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Metropolitan Pier & Expo. Auth., IL MTC, Ser. 2005-221, Class A, 2.55%, VRDN,
(Insd. by MBIA & Bear Stearns Cos.)	$ 16,955,000	$16,955,000
Metropolitan Pier & Expo. Auth., IL PFOTER, 2.44%, VRDN, (Liq.: Merrill Lynch &
Co., Inc. & Insd. by MBIA)	14,610,000	14,610,000
Metropolitan Pier & Expo. Auth., IL RB TOC, Ser. Z5, 2.44%, VRDN, (Gtd. by
Goldman Sachs Group, Inc. & Insd. by MBIA)	17,700,000	17,700,000
Metropolitan Pier & Expo. Auth., IL RB:
Ser. 45, 2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	5,955,000	5,955,000
Ser Z1, 2.44%, VRDN, (Insd. by MBIA & Goldman Sachs Group, Inc.)	9,295,000	9,295,000
New Jersey EDA RRB, 2.39%, VRDN, (Liq.: Dexia Credit Local & Insd. by AMBAC)	25,000,000	25,000,000
New York RB PFOTER, 2.85%, 07/06/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,485,000	5,485,000
New York, NY TFA RB:
2.39%, VRDN, (Insd. by AMBAC)	585,000	585,000
Ser. 362, 2.41%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Ser. C, 2.23%, VRDN, (SPA: Bayerische Landesbank)	24,350,000	24,350,000
New York, NY Transitional Fin. Auth. RB, Sub. Ser. C5, 2.23%, VRDN, (SPA:
Citibank, NA)	13,800,000	13,800,000
Orange Cnty., FL Tourist Dev. ROC RR II R 424, 2.40%, VRDN, (LOC: Citibank, NA
& Insd. by AMBAC)	8,560,000	8,560,000
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. 771, 1.85%, 10/13/2005,
(Liq.: Morgan Stanley)	7,000,000	7,000,000
Wisconsin Trans. RB, ROC R-II, 2.40%, VRDN, (Liq.: Citigroup Holdings & Insd.
by FSA)	7,110,000	7,110,000

		268,555,536

TOBACCO REVENUE 1.7%
Badger Tobacco Asset Security Corp., PFOTER, 2.45%, VRDN, (LOC: Lloyds TSB
Bank plc)	15,065,000	15,065,000
Erie Cnty., NY Tobacco Asset Security RB, PFOTER, 2.44%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	10,880,000	10,880,000
Golden State Tobacco Securitization Corp. PFOTER:
2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	19,125,000	19,125,000
ROC RR II R 411, 2.41%, VRDN, (LOC: Citibank, NA & Liq.: Citigroup
Holdings)	13,000,000	13,000,000
Ser. 231, 2.55%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by AMBAC)	11,595,000	11,595,000
Louisiana Tobacco Settlement Fin. Corp. RB, PFOTER, 2.49%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	10,690,000	10,690,000
New Jersey EDA RB, ROC, 2.41%, VRDN, (LOC: Citibank, NA)	2,000,000	2,000,000
New Jersey Tobacco Settlement Fin. Corp., PFOTER, 2.44%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	1,475,000	1,475,000
New York Tobacco Trust RB:
2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,105,000	9,105,000
PFOTER, 2.44%, VRDN, (LOC: WestDeutsche Landesbank)	19,915,000	19,915,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 2.39%, VRDN, (SPA:
Merrill Lynch & Co., Inc.)	470,000	470,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE continued
Tobacco Settlement Fin. Corp. of Virgina, PFOTER, 2.44%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	$ 6,250,000	$6,250,000

		119,570,000

TRANSPORTATION 1.3%
Central Puget Sound, Washington Regl. Transit Auth. PFOTER, Ser. 360, 2.41%,
VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,730,000	2,730,000
Dallas, TX Rapid Trans. ROC, 2.40%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,795,000	2,795,000
E 470 Pub. Highway, Colorado Auth. PFOTER, 2.44%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	420,000	420,000
E 470 Pub. Highway, Colorado Auth. RB TOC, Ser. Z7, 2.44%, VRDN, (Gtd. by
Goldman Sachs Group, Inc. & Insd. by MBIA)	4,900,000	4,900,000
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 2.42%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	305,000	305,000
Harris Cnty., TX RB, Toll Road Proj., 2.40%, VRDN, (SPA: Societe Generale)	5,980,000	5,980,000
Illinois State Toll Hwy. Auth., Ser. 1014, 2.40%, VRDN, (Liq.: JPMorgan Chase &
Co. & Insd. by FSA)	6,980,000	6,980,000
Municipal Securities Pool Trust Receipt, 2.51%, VRDN, (SPA: Societe Generale)	1,625,000	1,625,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 2.40%, VRDN, (Liq.: JPMorgan Chase &
Co. & Insd. by MBIA)	9,975,000	9,975,000
New York Thruway Auth. RB, MSTR:
2.21%, VRDN, (SPA: Societe Generale)	3,200,000	3,200,000
2.42%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,200,000	7,200,000
Regional Trans. Auth. IL RB:
Eagle-720050028, Class A, 2.40%, VRDN, (LOC: Citibank, NA & Insd. by
FSA)	2,895,000	2,895,000
Ser. 2003, 2.40%, VRDN, (Liq.: BNP Paribas SA & Insd. by FGIC)	10,000	10,000
South Carolina Trans. Infrastructure RB:
2.39%, VRDN, (Liq.: Morgan Stanley)	10,145,000	10,145,000
2.40%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	2,590,000	2,590,000
Texas Turnpike Auth. RB:
2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	5,290,000	5,290,000
2.55%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by AMBAC)	21,030,000	21,030,000
PFOTER, 2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,850,000	6,850,000

		94,920,000

UTILITY 6.4%
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj.:
2.40%, 12/01/2005, (SPA: Royal Bank of Canada)	20,000,000	20,000,000
2.91%, 12/01/2005, (Liq.: Citigroup Holdings)	44,000,000	44,000,000
Carlton, WI PCRB, Wisconsin Power & Light Proj., 2.56%, VRDN, (Gtd. by
Wisconsin Power & Light)	1,500,000	1,500,000
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 2.37%,
VRDN, (Gtd. by Kentucky Utility Co.)	45,100,000	45,100,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 2.40%, VRDN, (Gtd. by
Arizona Pub. Svc. Co.)	$ 25,710,000	$25,710,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.38%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	18,000,000	18,000,000
Denton, TX Util. Sys. RB, ROC, 2.40%, VRDN, (Liq.: Citigroup Holdings)	5,865,000	5,865,000
Harris Cnty., TX Indl. Dev. Corp. RRB Deer Park Refining, Ser. A, 2.31%, VRDN,
(Gtd. by Deer Park Refining)	27,300,000	27,300,000
Houston, TX Util. Sys. RB, 2.40%, VRDN, (LOC: Citibank, NA)	10,270,000	10,270,000
Houston, TX Util. Sys. ROC, 2.40%, VRDN, (Liq.: Citigroup Holdings)	5,890,000	5,890,000
Jacksonville, FL Elec. Auth. RB, Ser. 2000-F, 2.47%, VRDN, (SPA: Landesbank
Hessen & Thuringen Girozentrale)	40,000,000	40,000,000
Lafayette, LA Util. Rev. ROC, 2.40%, VRDN, (LOC: Citibank, NA & Insd. by MBIA)	10,755,000	10,755,000
Laramie, Cnty., WY IDA RB, Cheyenne Light & Power Co., 2.51%, VRDN, (Liq.:
Wells Fargo & Co.)	5,000,000	5,000,000
Lower Colorado River, TX Auth. RB, 2.40%, VRDN, (Liq.: Citigroup Holdings)	3,770,000	3,770,000
Lower Colorado River, TX Auth. Transmission Contract RB, 2.40%, VRDN, (Liq.:
JPMorgan Chase & Co.)	1,995,000	1,995,000
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 2.41%, VRDN, (Liq.:
Bear Stearns Cos. & Insd. by FSA)	11,585,000	11,585,000
Mesa, AZ Util Sys. RB, Ser. 960, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by FSA)	5,200,000	5,200,000
Michigan Strategic Obl. ROC, 2.40%, VRDN, (LIq.: Xl Capital Assurance &
Citibank, NA)	3,545,000	3,545,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 2.52%, VRDN, (Gtd. by
Wisconsin Elec. Pwr. Co.)	2,000,000	2,000,000
Nebraska American Pub. Energy Agcy. RB, Ser. A, 2.37%, VRDN, (SPA: Societe
Generale)	52,000,000	52,000,000
Nebraska Pub. Power Dist. RB, 2.40%, VRDN, (LOC: Citibank, NA)	13,865,000	13,865,000
North Carolina Eastern Muni. Power Auth. PFOTER, 2.39%, VRDN, (Liq.:
Morgan Stanley)	4,346,500	4,346,500
Northern California Pub. Power Agcy. RB, MSTR, Ser. 35A, 2.40%, VRDN,
(LOC: JPMorgan Chase & Co. & Insd. by MBIA)	3,700,000	3,700,000
Ohio Water Dev. Auth. PCRB, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,570,000	4,570,000
Orlando, FL Util. Commission Sys. Eagle Trust Cert., Ser. 2004-1015, 2.40%,
VRDN, (LOC: Citibank, NA)	4,260,000	4,260,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 2.75%, VRDN, (Gtd. by Idaho
Pwr. Co.)	4,360,000	4,360,000
Port St. Lucie, FL Util. Sys. RRB, Ser. A, 2.37%, VRDN, (SPA: RBC Centura
Banks, Inc.)	5,145,000	5,145,000
Puerto Rico Elec. Power Auth., RB:
2.20%, 11/17/2005, (Liq.: Merrill Lynch & Co., Inc.)	6,625,000	6,625,000
2.38%, VRDN, (LOC: Bank of New York Co.)	3,000,000	3,000,000
Seattle, WA RB, Seattle Light & Power:
2.70%, 01/10/2006	9,875,000	9,875,000
2.90%, 02/21/2006	3,625,000	3,625,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Sheboygan, WI PCRB, Wisconsin Power & Light Proj., 2.60%, VRDN,
(Gtd. by Wisconsin Power & Light)	$ 1,000,000	$1,000,000
South Carolina Pub. Svc. Auth. RB, Class A, 2.40%, VRDN, (LOC: Citibank, NA
& Insd. by FGIC)	10,485,000	10,485,000
Springfield, IL Elec. RB, Ser. 2002A, 2.42%, VRDN, (LOC: Bank of New York Co.
& Insd. by MBIA)	6,718,500	6,718,500
Sweetwater Cnty., WY PCRRB, Idaho Power Co. Proj., Ser. B, 2.28%, VRDN, (Gtd.
by Idaho Power Co.)	24,200,000	24,200,000
Wyandotte Cnty., KS Gov. Util. Sys. RB:
2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,700,000	1,700,000
Class A, 2.40%, VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000

		451,960,000

WATER & SEWER 2.3%
Atlanta, GA Water & Wastewater RB:
2.40%, VRDN, (LOC: Citibank, NA)	4,900,000	4,900,000
ROC, 2.40%, VRDN, (Liq.: Citigroup Holdings & Insd. by FSA)	3,820,000	3,820,000
Austin, TX Water & Sewer MTC, Class A, Ser. 9065, 2.41%, VRDN, (Liq.: Bear
Stearns Cos. & Insd. by MBIA)	12,965,000	12,965,000
Birmingham, AL Water & Sewer, Class A, 2.40%, VRDN, (Liq.: Citibank, NA & Insd.
by MBIA)	9,870,000	9,870,000
Central Brown Cnty., WI Water Auth. RB, ROC RR II, 2.40%, VRDN, (Liq.: Citigroup
Holdings & Insd. by AMBAC)	12,830,000	12,830,000
Des Moines, IA Metro. Wastewater Reclamation Auth. Sewer RB, 2.40%, VRDN,
(Liq.: JPMorgan Chase & Co.)	2,395,000	2,395,000
Detroit, MI Sewage Disp. RB, 2.40%, VRDN, (SPA: Societe Generale)	7,000,000	7,000,000
Florida Util. Auth. RB, Ser. 327, 2.41%, VRDN, (Liq.: Morgan Stanley)	1,300,000	1,300,000
Fort Worth, TX Water & Sewer RB, Ser. 677, 2.40%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by FSA)	6,215,000	6,215,000
Fulton Cnty., GA Water & Sewer ROC, 2.40%, VRDN, (Liq.: Citigroup Holdings)	4,760,000	4,760,000
Gwinnett Cnty., GA Water & Sewer Auth. RB, 2.40%, VRDN, (Liq.: Citigroup
Holdings)	16,325,000	16,325,000
Honolulu, HI City & Cnty. Wastewater Sys. RB, Floating Rate Trust Cert., Ser. 400,
2.41%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	5,542,500	5,542,500
Houston, TX Util. Sys. RB:
Ser. 527, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,655,000	5,655,000
Ser. 685, 2.40%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	5,330,000	5,330,000
Houston, TX Water & Sewer Sys. RB:
2.44%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FSA)	5,570,000	5,570,000
Ser. 2003-14, 2.40%, VRDN, (LOC.: BNP Paribas SA & Insd. by FSA)	1,585,000	1,585,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB, ROC, 2.40%, VRDN, (LOC:
Citibank, NA)	2,265,000	2,265,000
Maine Fin. Auth. Solid Waste PFOTER, 2.47%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	4,995,000	4,995,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Montgomery Cnty., TX Muni. Util. RB, 2.40%, VRDN, (Liq.: JPMorgan Chase &
Co.)	$ 3,200,000	$3,200,000
New York, NY Water Fin. Auth. ROC, 2.39%, VRDN, (Liq.: Citigroup Holdings)	5,250,000	5,250,000
Philadelphia, PA Water & Wastewater RB, PFOTER, 2.39%, VRDN, (SPA: Merrill
Lynch & Co., Inc. & Insd. by FSA)	5,900,000	5,900,000
San Antonio, TX Water & Sewer Eagle Trust Cert., Ser. 964306 , Class A, 2.40%,
VRDN, (LOC: Citibank, NA & Insd. by MBIA)	14,925,000	14,925,000
Santa Rosa, CA Wastewater RB PFOTER, 2.46%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	3,040,000	3,040,000
Tri Cnty., Indiana RB, Ser. D, 2.55%, VRDN, (LOC: Huntington National Bank)	5,405,000	5,405,000
West Palm Beach, FL Util. Sys. RRB, 2.37%, VRDN, (LOC: Bank of America Corp. &
Insd. by FGIC)	9,000,000	9,000,000
Western Carolina, SC Sewer Auth. RB, Ser. 678, 2.40%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by FSA)	5,245,000	5,245,000

		165,287,500

Total Municipal Obligations (cost $6,812,506,469)		6,812,506,469

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations (cost $500,000)	500,000	500,000

Total Investments (cost $7,068,514,469) 99.8%		7,068,514,469
Other Assets and Liabilities 0.2%		16,931,963

Net Assets 100.0%		$7,085,446,432

VRDN Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.
These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
BAN	Bond Anticipation Note	MHRB	Multifamily Housing Revenue Bond
CDA	Community Development Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipt
EDA	Economic Development Authority	MTC	Municipal Trust Certificates
EDFA	Economic Development Finance Authority	PCRB	Pollution Control Revenue Bond
EDRB	Economic Development Revenue Bond	PCRRB	Pollution Control Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Putable Floating Option Tax Exempt Receipts
FHA	Federal Housing Authority	PSF	Permanent School Fund
FHLMC	Federal Home Loan Mortgage Corp.	RAN	Revenue Anticipation Note
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	ROC	Reset Option Certificate
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority	SPA	Securities Purchase Agreement
IDA	Industrial Development Authority	TAN	Tax Anticipation Note
IDRB	Industrial Development Revenue Bond	TFA	Transportation Finance Authority
IDRRB	Industrial Development Refunding Revenue Bond	TOC	Tender Option Certificate
LOC	Letter of Credit

The following table shows the percent of total investments by geographic location as of August 31, 2005:

Texas	9.7%	Oklahoma	0.9%
Illinois	5.1%	New Jersey	0.8%
Florida	4.9%	Alabama	0.8%
California	4.1%	Delaware	0.7%
Puerto Rico	3.9%	Rhode Island	0.7%
Indiana	2.8%	District of Columbia	0.6%
Wisconsin	2.8%	New Mexico	0.6%
New York	2.7%	Virginia	0.6%
Colorado	2.7%	Oregon	0.6%
Michigan	2.5%	New Hampshire	0.6%
Washington	2.4%	South Carolina	0.5%
Massachusettes	2.4%	Utah	0.5%
Georgia	2.1%	North Carolina	0.4%
Pennsylvania	1.9%	Mississippi	0.4%
Hawaii	1.8%	Connecticut	0.3%
Alaska	1.5%	Maine	0.3%
Louisiana	1.5%	Idaho	0.3%
Nebraska	1.4%	Vermont	0.2%
Ohio	1.3%	Iowa	0.2%
Wyoming	1.3%	North Dakota	0.2%
Montana	1.2%	Maryland	0.2%
Tennessee	1.1%	South Dakota	0.1%
Arizona	1.1%	Arkansas	0.1%
Minnesota	1.0%	Nevada	0.1%
Kansas	1.0%	Non-state specific	24.2%
Kentucky	0.9%
			100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

The following table shows the percent of total investments by credit quality as of August 31, 2005:

Tier 1	92.2%
Tier 2	7.3%
NR	0.5%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2005:

1 day	0.6%
2-7 days	84.4%
8-60 days	4.5%
61-120 days	3.4%
121-240 days	4.9%
241 + days	2.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005 (unaudited)

Assets
Investments at amortized cost	$7,068,514,469
Receivable for Fund shares sold	2,737,206
Interest receivable	28,022,848
Prepaid expenses and other assets	495,863

Total assets	7,099,770,386

Liabilities
Dividends payable	6,657,612
Payable for Fund shares redeemed	7,100,599
Due to custodian bank	141,489
Advisory fee payable	21,347
Distribution Plan expenses payable	8,561
Due to other related parties	10,618
Accrued expenses and other liabilities	383,728

Total liabilities	14,323,954

Net assets	$7,085,446,432

Net assets represented by
Paid-in capital	$7,085,454,703
Overdistributed net investment income	(229,937)
Accumulated net realized gains on investments	221,666

Total net assets	$7,085,446,432

Net assets consists of
Class I	$5,685,343,065
Class AD	98,349,256
Class IN	210,319,314
Class IS	988,013,105
Class P	103,421,692

Total net assets	$7,085,446,432

Shares outstanding (unlimited number of shares authorized)
Class I	5,685,429,049
Class AD	98,357,015
Class IN	210,349,155
Class IS	987,888,335
Class P	103,428,141

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2005 (unaudited)

Investment income
Interest	$87,915,870

Expenses
Advisory fee	3,853,092
Distribution Plan expenses
Class AD	36,825
Class IN	82,271
Class IS	1,130,462
Class P	247,137
Administrative services fee	2,101,686
Transfer agent fees	205,632
Trustees’ fees and expenses	46,501
Printing and postage expenses	55,121
Custodian and accounting fees	1,015,930
Registration and filing fees	327,777
Professional fees	59,176
Interest expense	10,646
Other	73,986

Total expenses	9,246,242
Less: Expense reductions	(68,450)

Net expenses	9,177,792

Net investment income	78,738,078

Net realized gains or losses on:
Securities	255,246
Credit default swap transactions	(33,580)

Net realized gains on investments	221,666

Net increase in net assets resulting from operations	$78,959,744

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2005		Year Ended
	(unaudited)		February 28, 2005 (a)

Operations
Net investment income		$78,738,078		$79,593,882
Net realized gains on investments		221,666		275,406

Net increase in net assets resulting
from operations		78,959,744		79,869,288

Distributions to shareholders from
Net investment income
Class I		(65,140,507)		(68,142,934)
Class AD		(1,660,950)		(669,414)
Class IN		(1,780,235)		(1,921,867)
Class IS		(9,234,335)		(9,116,078)
Class P		(883,415)		(595,049)
Class RV		0		(2,228)
Class RC		0		(4)

Total distributions to shareholders		(78,699,442)		(80,447,574)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	16,581,544,816	16,581,544,816	25,885,200,018	25,885,200,018
Class AD	182,985,901	182,985,901	122,483,926	122,483,926
Class IN	292,420,921	292,420,921	654,333,197	654,333,197
Class IS	910,516,551	910,516,551	1,196,773,380	1,196,773,380
Class P	56,643,700	56,643,700	96,171,381	96,171,381
Class RV	0	0	6,000,000	6,000,000

		18,024,111,889		27,960,961,902

Net asset value of shares issued in
reinvestment of distributions
Class I	26,350,626	26,350,626	25,580,567	25,580,567
Class AD	1,625,870	1,625,870	647,239	647,239
Class IN	1,577,579	1,577,579	1,668,410	1,668,410
Class IS	8,027,282	8,027,282	6,053,171	6,053,171
Class P	845,270	845,270	588,756	588,756
Class RV	0	0	631	631
Class RC	0	0	3	3

		38,426,627		34,538,777

Payment for shares redeemed
Class I	(15,801,190,927)	(15,801,190,927)	(26,067,625,680)	(26,067,625,680)
Class AD	(181,171,126)	(181,171,126)	(46,558,225)	(46,558,225)
Class IN	(286,423,363)	(286,423,363)	(595,657,458)	(595,657,458)
Class IS	(787,027,419)	(787,027,419)	(1,227,500,184)	(1,227,500,184)
Class P	(47,011,361)	(47,011,361)	(61,110,783)	(61,110,783)
Class RV	0	0	(6,001,657)	(6,001,657)
Class RC	0	0	(1,025)	(1,025)

		(17,102,824,196)		(28,004,455,012)

Net increase (decrease) in net assets
resulting from capital share
transactions		959,714,320		(8,954,333)

Total increase (decrease) in net
assets		959,974,622		(9,532,619)
Net assets
Beginning of period		6,125,471,810		6,135,004,429

End of period		$7,085,446,432		$6,125,471,810

Overdistributed net investment
income		$(229,937)		$(268,573)

(a) Class RV and RC shares of the Fund were liquidated on November 12, 2004.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Institutional Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.11% the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.05% of the average daily net assets for Class AD shares, 0.10% of the average daily net assets for Class IN shares, 0.25% of the average daily net assets for Class IS shares and 0.50% of the average daily net assets for each of Class P shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

On August 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At August 31, 2005, the Fund had the following open credit default swap contracts outstanding:

				Fixed Payments	Frequency
		Reference Debt	Notional	Made by	of Payments
Expiration	Counterparty	Obligation	Amount	the Fund	Made

5/1/2006	Bank of	Gilliam Cnty.,
	America	OR Solid	$10,000,000	0.23%	Quarterly
	Corp.	Waste Disp. RB
5/1/2006	Bank of	Gulf Coast	7,000,000	0.23%	Quarterly
	America	Waste Disp. Auth.,
	Corp.	Texas RB, Waste
Mgmt. Of
Texas, Ser. A

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended August 31, 2005, the Fund had average borrowings outstanding of $259,621 (on an annualized basis) at an average rate of 4.10% and paid interest of $10,646.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

11. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567758 rv2 10/2005

Evergreen Institutional Treasury Money Market Fund

Evergreen

INSTITUTIONAL TREASURY MONEY MARKET FUND

Semiannual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional Treasury Money Market Fund, which covers the six-month period ended August 31, 2005.

Investors in money market funds had to contend with a variety of conflicting signals from the economy and the financial markets over the past six months. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn't enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. Throughout it all, the portfolio management teams of Evergreen's money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

The U.S. economy had already begun to deliver mixed messages by the start of the investment period. For example, it was not uncommon for any given month to generate reports indicating solid retail sales but weak consumer confidence. While the financial markets were sometimes perplexed by these

1

LETTER TO SHAREHOLDERS continued

incongruities, Evergreen's Investment Strategy Committee believed that this phenomenon was characteristic of the economy's transition from strong recovery to a sustainable expansion. A consequence of this change, though, was confusing data on seemingly every economic report. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

During the periods of volatility within the fixed income markets, monetary policymakers seemingly went out of their way to assuage market angst. Fed Chairman Alan Greenspan was especially transparent in his public statements, and short rates continued to rise throughout the investment period. Yet longer-term market interest rates maintained a gradual descent. As the Treasury yield curve continued to flatten, a debate ensued as to whether it signaled poor times ahead or the market's belief that inflation was under control. Considering moderating global growth, mild wages, and solid levels of worker productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. Additionally, it was our opinion that the extent of the yield curve's flattening was a result of excess global savings, a "flight to quality" in times of uncertainty, and growing demand for longer duration investments by under-funded pensions.

In this environment, the portfolio managers of Evergreen's money market funds attempted to focus on market fundamentals and the timing

2

LETTER TO SHAREHOLDERS continued

of Fed meetings, which would result in a "resetting" of rates at the lower end of the maturity spectrum. The investment teams also utilized a variety of short-term securities to capture yield and provide our investors with the stability and liquidity necessary to balance the exposure of their diversified long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX

6-month return	1.38%	1.35%

Average annual return

1-year	2.26%	2.21%

5-year	2.29%	2.25%

Since portfolio inception	3.62%	3.59%

7-day annualized yield	3.29%	3.24%

30-day annualized yield	3.20%	3.15%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2005, there were 148 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

					Lipper	Merrill
					Institutional	Lynch
Investor	Institutional	Participant	Reserve	Resource	U.S. Treasury	3-Month
Shares	Service Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
5/1/2001	11/27/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index †

ENTXX	EITXX	ESTXX	ETVXX	EOTXX

1.33%	1.25%	1.12%	1.05%	0.97%	1.28%	1.49%

2.15%	2.00%	1.75%	1.59%	1.44%	2.03%	2.44%

2.20%	2.03%	1.85%	1.71%	1.59%	2.07%	2.53%

3.57%	3.35%	3.36%	3.28%	3.21%	3.37%	1.96%

3.19%	3.04%	2.79%	2.64%	2.49%	N/A	N/A

3.10%	2.95%	2.70%	2.55%	2.40%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,013.78	$ 1.02
Class AD	$ 1,000.00	$ 1,013.52	$ 1.27
Class IN	$ 1,000.00	$ 1,013.27	$ 1.52
Class IS	$ 1,000.00	$ 1,012.50	$ 2.28
Class P	$ 1,000.00	$ 1,011.23	$ 3.55
Class RV	$ 1,000.00	$ 1,010.47	$ 4.31
Class RC	$ 1,000.00	$ 1,009.70	$ 5.07
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.20	$ 1.02
Class AD	$ 1,000.00	$ 1,023.95	$ 1.28
Class IN	$ 1,000.00	$ 1,023.69	$ 1.53
Class IS	$ 1,000.00	$ 1,022.94	$ 2.29
Class P	$ 1,000.00	$ 1,021.68	$ 3.57
Class RV	$ 1,000.00	$ 1,020.92	$ 4.33
Class RC	$ 1,000.00	$ 1,020.16	$ 5.09

*	For each class of the fund, expenses are equal to the annualized expense ratio of each class
(0.20% for Class I, 0.25% for Class AD, 0.30% for Class IN, 0.45% for Class IS, 0.70% for
Class P, 0.85% for Class RV and 1.00% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS I	(unaudited)	2005	2004 [1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.014	0.013	0.009	0.015	0.032	0.060

Distributions to shareholders from
Net investment income	(0.014)	(0.013)	(0.009)	(0.015)	(0.032)	(0.060)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.38%	1.35%	0.90%	1.56%	3.21%	6.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,206,371	$2,208,303	$2,186,186	$2,222,210	$2,439,209	$1,784,059
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.20%	0.21%	0.20%	0.20%	0.23%	0.19%
Expenses excluding waivers/reimbursements
and expense reductions	0.20%	0.21%	0.20%	0.20%	0.23%	0.19%
Net investment income (loss)	2.72%	1.34%	0.89%	1.56%	3.12%	6.01%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS AD	(unaudited)	2005	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.013	0.013	0.008	0.015	0.023

Distributions to shareholders from
Net investment income	(0.013)	(0.013)	(0.008)	(0.015)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.35%	1.30%	0.85%	1.50%	2.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,063	$33,060	$52,002	$14,068	$4,771
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.25%	0.26%	0.25%	0.25%	0.28% [3]
Expenses excluding waivers/reimbursements and expense reductions	0.25%	0.26%	0.25%	0.25%	0.28% [3]
Net investment income (loss)	2.69%	1.27%	0.84%	1.37%	3.07% [3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS IN	(unaudited)	2005	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.013	0.012	0.008	0.014	0.023

Distributions to shareholders from
Net investment income	(0.013)	(0.012)	(0.008)	(0.014)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.33%	1.25%	0.80%	1.45%	2.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$297,524	$272,700	$259,651	$158,831	$1,242
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.30%	0.31%	0.30%	0.30%	0.34% [3]
Expenses excluding waivers/reimbursements and expense reductions	0.30%	0.31%	0.30%	0.30%	0.34% [3]
Net investment income (loss)	2.63%	1.23%	0.77%	1.40%	3.02% [3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS IS	(unaudited)	2005	2004 [1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.012	0.011	0.006	0.013	0.029	0.058

Distributions to shareholders from
Net investment income	(0.012)	(0.011)	(0.006)	(0.013)	(0.029)	(0.058)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.25%	1.10%	0.65%	1.30%	2.95%	5.93%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,658,663	$2,635,887	$1,992,881	$2,362,269	$1,885,874	$1,550,308
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.45%	0.46%	0.45%	0.45%	0.48%	0.44%
Expenses excluding waivers/reimbursements
and expense reductions	0.45%	0.46%	0.45%	0.45%	0.48%	0.44%
Net investment income (loss)	2.47%	1.13%	0.65%	1.26%	2.85%	5.77%

1 Year ended February 29.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS P	(unaudited)	2005	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.011	0.008	0.004	0.010	0.019

Distributions to shareholders from
Net investment income	(0.011)	(0.008)	(0.004)	(0.010)	(0.019)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.12%	0.85%	0.40%	1.05%	1.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$145,167	$222,314	$367,155	$350,527	$264,724
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%	0.71%	0.70%	0.70%	0.73% [3]
Expenses excluding waivers/reimbursements and expense reductions	0.70%	0.71%	0.70%	0.70%	0.73% [3]
Net investment income (loss)	2.17%	0.82%	0.40%	1.03%	1.54% [3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS RV	(unaudited)	2005	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.010	0.007	0.002	0.009	0.018

Distributions to shareholders from
Net investment income	(0.010)	(0.007)	(0.002)	(0.009)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.05%	0.70%	0.25%	0.90%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,625	$57,250	$112,662	$156,877	$90,601
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%	0.86%	0.85%	0.85%	0.88% [3]
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.86%	0.85%	0.85%	0.88% [3]
Net investment income (loss)	2.08%	0.60%	0.26%	0.89%	1.70% [3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS RC	(unaudited)	2005	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.010	0.005	0.001	0.007	0.017

Distributions to shareholders from
Net investment income	(0.010)	(0.005)	(0.001)	(0.007)	(0.017)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.97%	0.55%	0.12%	0.75%	1.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$77,585	$78,703	$31,448	$39,496	$42,274
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%	1.01%	0.99%	1.00%	1.03% [3]
Expenses excluding waivers/reimbursements and expense reductions	1.00%	1.01%	1.01%	1.00%	1.03% [3]
Net investment income (loss)	1.92%	0.71%	0.13%	0.70%	1.50% [3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

August 31, 2005 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 14.0%
U.S. Treasury Notes:
1.50%, 03/31/2006	$ 75,000,000	$74,188,717
1.625%, 02/28/2006	140,000,000	139,035,642
1.875%, 11/30/2005 - 12/31/2005	185,000,000	184,527,118
2.25%, 04/30/2006	50,000,000	49,635,627
2.50%, 05/31/2006	180,000,000	178,737,705
2.75%, 06/30/2006 - 07/31/2006	140,000,000	138,901,865

Total U.S. Treasury Obligations (cost $765,026,674)		765,026,674

REPURCHASE AGREEMENTS* 86.2%
ABN AMRO, Inc., Avg. rate of 3.49%, dated 8/29/2005, maturing 9/6/2005,
maturity value $220,170,500 (1) **	220,000,000	220,000,000
Bank of America Corp., Avg. rate of 3.49%, dated 8/29/2005, maturing
9/6/2005, maturity value $220,170,194 (2) **	220,000,000	220,000,000
Barclays plc, 3.54%, dated 8/29/2005, maturing 9/1/2005, maturity value
$650,063,917 (3)	650,000,000	650,000,000
Citigroup, Inc.:
Avg. rate of 3.49%, dated 8/29/2005, maturing 9/6/2005, maturity value
$235,182,060 (4) **	235,000,000	235,000,000
Avg. rate of 3.53%, dated 8/29/2005, maturing 9/6/2005, maturity value
$235,184,214 (5) **	235,000,000	235,000,000
Credit Suisse First Boston Corp., Avg. rate of 3.51%, dated 8/29/2005, maturing
9/6/2005, maturity value $220,171,600 (6) **	220,000,000	220,000,000
Deutsche Bank AG:
3.54%, dated 8/31/2005, maturing 9/1/2005, maturity value
$650,063,917 (7)	650,000,000	650,000,000
Avg. rate of 3.54%, dated 8/29/2005, maturing 9/6/2005, maturity value
$220,172,639 (8) **	220,000,000	220,000,000
Greenwich Capital Markets, Inc., Avg. rate of 3.50%, dated 8/29/2005,
maturing 9/6/2005, maturity value $220,170,989 (9) **	220,000,000	220,000,000
JPMorgan Chase & Co., Avg. rate of 3.50%, dated 8/29/2005, maturing
9/6/2005, maturity value $200,155,222 (10) **	200,000,000	200,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 3.50%, dated 8/29/2005,
maturing 9/6/2005, maturity value $220,170,867 (11) **	220,000,000	220,000,000
Merrill Lynch & Co., Inc., 3.51%, dated 8/31/2005, maturing 9/1/2005, maturity
value $170,016,575 (12)	170,000,000	170,000,000
Morgan Stanley, Avg. rate of 3.49%, dated 8/29/2005, maturing 9/6/2005,
maturity value $220,170,683 (13) **	220,000,000	220,000,000
RBC Dain Rauscher, Inc., Avg. rate of 3.49%, dated 8/29/2005, maturing
9/6/2005, maturity value $200,154,889 (14) **	200,000,000	200,000,000
State Street Corp., 3.45%, dated 8/29/2005, maturing 9/1/2005, maturity
value $92,200,756 (15)	92,191,913	92,191,913
UBS AG:
3.55%, dated 8/31/2005, maturing 9/1/2005, maturity value
$150,014,792 (16)	150,000,000	150,000,000
3.54%, dated 8/31/2005, maturing 9/1/2005, maturity value
$300,029,500 (17)	300,000,000	300,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

REPURCHASE AGREEMENTS* continued
UBS AG:
3.56%, dated 8/31/2005, maturing 9/1/2005, maturity value
$300,029,667 (18)	$ 300,000,000	$ 300,000,000

Total Repurchase Agreements (cost $4,722,191,913)		4,722,191,913

Total Investments (cost $5,487,218,587) 100.2%		5,487,218,587
Other Assets and Liabilities (0.2%)		(8,220,902)

Net Assets 100.0%		$ 5,478,997,685

*	Collateralizedby:
	(1)	$51,734,000 U.S. Treasury Bonds, 5.50% to 9.00%, 11/15/2018 to 8/15/2028, value including accrued interest is
$65,810,102; $27,140,000 U.S. Treasury Bills, 0.00%, 1/26/2006 to 2/23/2006, value is $26,684,872;
$128,180,000 U.S. Treasury Note, 4.25%, 11/15/2014, value including accrued interest is $131,905,977.
	(2)	$174,621,000 U.S. Treasury STRIPS, 0.00%, 11/15/2005 to 5/15/2030, value is $92,763,934; $130,708,000 U.S.
Treasury Notes, 1.875% to 3.875%, 1/31/2006 to 10/15/2009, value including accrued interest is $130,538,580;
$990,000 TIPS, 0.875% to 3.875%, 1/15/2009 to 7/15/2015, value including accrued interest is $1,098,470.
	(3)	$1,019,916,757 U.S. Treasury STRIPS, 0.00%, 11/15/2005 to 8/15/2030, value is $663,001,240.
	(4)	$102,562,000 U.S. Treasury Notes, 2.375% to 5.625%, 2/15/2006 to 8/31/2006, value including accrued interest is $102,176,183; $95,885,000 U.S. Treasury Bonds, 7.875% to 11.25%, 2/15/2015 to 2/15/2021, value including accrued interest is $137,525,039.
	(5)	$1,793,511,283 GNMA, 2.75% to 5.75%, 3/15/2008 to 11/20/2034, value including accrued interest is
$239,700,000.
	(6)	$220,275,000 U.S. Treasury Notes, 3.875% to 4.75%, 11/15/2008 to 7/15/2010, value including accrued interest is $224,404,375.
	(7)	$1,261,365,000 U.S. Treasury STRIPS, 0.00%, 2/15/2018 to 4/15/2028, value is $816,213,143.
	(8)	$608,985,124 GNMA, 5.00% to 7.50%, 12/15/2016 to 12/15/2044, value including accrued interest is
$249,686,857.
	(9)	$25,965,000 U.S. Treasury Bond, 6.875%, 8/15/2025, value including accrued interest is $34,847,265;
$111,959,000 U.S. Treasury Notes, 1.875% to 3.875%, 1/31/2006 to 7/15/2010, value including accrued interest is $112,075,059; $71,220,000 TIPS, 2.00%, 1/15/2014, value including accrued interest is $77,478,127.
	(10)	$201,990,000 U.S. Treasury Note, 4.125%, 8/15/2008, value including accrued interest is $204,000,941.
	(11)	$416,382,479 U.S. Treasury STRIPS, 0.00%, 5/15/2012 to 11/15/2027, value is $224,400,387.
	(12)	$136,215,000 U.S. Treasury Bond, 6.125%, 8/15/2029, value including accrued interest is $173,405,706.
	(13)	$156,026,000 U.S. Treasury Bond, 9.25%, 2/15/2016, value including accrued interest is $224,400,197.
	(14)	$23,201,000 U.S. Treasury Notes, 3.50% to 5.00%, 12/15/2009 to 11/15/2014, value including accrued interest is
$23,885,961; $2,024,000 U.S. Treasury Bond, 7.25%, 5/15/2016, value including accrued interest is $2,612,446;
$175,000,000 U.S. Treasury Bill, 0.00%, 12/1/2005, value is $173,502,000.
	(15)	$94,510,000 U.S. Treasury Note, 2.875%, 11/30/2006, value including accrued interest is $94,037,450.
	(16)	$92,305,000 U.S. Treasury STRIPS, 0.00%, 4/15/2029, value is $153,002,494.
	(17)	$285,267,000 U.S. Treasury STRIPS, 0.00%, 11/15/2005 to 4/15/2029, value is $306,000,557.
	(18)	$2,495,388,585 GNMA, 3.50% to 12.50%, 12/15/2005 to 6/15/2043, value including accrued interest is
$306,000,119.

**	Variablerate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation-Protected Securities

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

The following table shows the percent of total investments by credit quality as of August 31, 2005:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2005:

1 day	42.1%
2-7 days	43.9%
61-120 days	1.0%
121-240 days	6.3%
241+ days	6.7%

100.0%

See Notes to Financial Statement

16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005 (unaudited)

Assets
Investments in securities	$765,026,674
Investments in repurchase agreements	4,722,191,913

Investments at amortized cost	5,487,218,587
Receivable for Fund shares sold	56,718
Interest receivable	4,112,540
Prepaid expenses and other assets	138,637

Total assets	5,491,526,482

Liabilities
Dividends payable	12,188,769
Advisory fee payable	16,510
Distribution Plan expenses payable	23,834
Due to other related parties	10,164
Accrued expenses and other liabilities	289,520

Total liabilities	12,528,797

Net assets	$5,478,997,685

Net assets represented by
Paid-in capital	$5,479,970,279
Undistributed net investment income	590,157
Accumulated net realized losses on investments	(1,562,751)

Total net assets	$5,478,997,685

Net assets consists of
Class I	$2,206,371,011
Class AD	33,063,350
Class IN	297,523,700
Class IS	2,658,662,800
Class P	145,166,743
Class RV	60,624,801
Class RC	77,585,280

Total net assets	$5,478,997,685

Shares outstanding (unlimited number of shares authorized)
Class I	2,206,798,524
Class AD	33,069,203
Class IN	297,560,937
Class IS	2,659,126,319
Class P	145,180,436
Class RV	60,634,926
Class RC	77,599,568

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2005 (unaudited)

Investment income
Interest	$81,191,383

Expenses
Advisory fee	3,055,716
Distribution Plan expenses
Class AD	9,000
Class IN	130,348
Class IS	3,377,727
Class P	440,807
Class RV	196,093
Class RC	314,198
Administrative services fee	1,666,754
Transfer agent fees	33,604
Trustees' fees and expenses	38,969
Printing and postage expenses	23,063
Custodian and accounting fees	626,093
Registration and filing fees	67,621
Professional fees	45,420
Other	84,798

Total expenses	10,110,211
Less: Expense reductions	(30,632)

Net expenses	10,079,579

Net investment income	71,111,804

Net realized losses on investments	(1,232,872)

Net increase in net assets resulting from operations	$69,878,932

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2005		Year Ended
	(unaudited)		February 28, 2005

Operations
Net investment income		$ 71,111,804		$ 65,619,456
Net realized losses on investments		(1,232,872)		(327,807)

Net increase in net assets resulting
from operations		69,878,932		65,291,649

Distributions to shareholders
from
Net investment income
Class I		(30,386,155)		(31,087,994)
Class AD		(483,370)		(411,065)
Class IN		(3,414,480)		(3,128,299)
Class IS		(33,299,975)		(28,016,489)
Class P		(1,902,446)		(1,953,472)
Class RV		(625,199)		(382,921)
Class RC		(752,328)		(387,934)

Total distributions to shareholders		(70,863,953)		(65,368,174)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	12,342,966,125	12,342,966,125	20,061,857,465	20,061,857,465
Class AD	146,408,116	146,408,116	164,950,535	164,950,535
Class IN	519,503,601	519,503,601	1,143,748,757	1,143,748,757
Class IS	4,325,562,943	4,325,562,943	12,066,392,133	12,066,392,133
Class P	165,003,896	165,003,896	504,714,316	504,714,316
Class RV	58,442,025	58,442,025	138,266,649	138,266,649
Class RC	104,265,678	104,265,678	167,321,671	167,321,671

		17,662,152,384		34,247,251,526

Net asset value of shares issued in
reinvestment of distributions
Class I	4,442,344	4,442,344	3,644,069	3,644,069
Class AD	197	197	99	99
Class IN	96,971	96,971	60,808	60,808
Class IS	4,412,859	4,412,859	3,748,335	3,748,335
Class P	475,391	475,391	293,875	293,875
Class RV	9,143	9,143	0	0
Class RC	512,620	512,620	249,788	249,788

		9,949,525		7,996,974

Payment for shares redeemed
Class I	(12,348,926,030)	(12,348,926,030)	(20,043,361,450)	(20,043,361,450)
Class AD	(146,399,482)	(146,399,482)	(183,891,267)	(183,891,267)
Class IN	(494,734,743)	(494,734,743)	(1,130,757,670)	(1,130,757,670)
Class IS	(4,306,730,381)	(4,306,730,381)	(11,427,090,057)	(11,427,090,057)
Class P	(242,600,097)	(242,600,097)	(649,846,393)	(649,846,393)
Class RV	(55,064,323)	(55,064,323)	(193,677,838)	(193,677,838)
Class RC	(105,881,904)	(105,881,904)	(120,314,774)	(120,314,774)

		(17,700,336,960)		(33,748,939,449)

Net increase (decrease) in net assets
resulting from capital share
transactions		(28,235,051)		506,309,051

Total increase (decrease) in net assets		(29,220,072)		506,232,526
Net assets
Beginning of period		5,508,217,757		5,001,985,231

End of period		$ 5,478,997,685		$ 5,508,217,757

Undistributed net investment income		$ 590,157		$ 342,306

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On August 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of Februrary 28, 2005, the Fund had $2,072 in capital loss carryovers for federal income tax purposes expiring in 2006.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2005, the Fund incurred and elected to defer post-October losses of $327,807.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1  Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of June 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

567759 rv2 10/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567759 rv2   10/2005

Evergreen Institutional U.S. Government Money Market Fund

Evergreen

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Semiannual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional U.S. Government Money Market Fund, which covers the six-month period ended August 31, 2005.

Investors in money market funds had to contend with a variety of conflicting signals from the economy and the financial markets over the past six months. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. Throughout it all, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

The U.S. economy had already begun to deliver mixed messages by the start of the investment period. For example, it was not uncommon for any given month to generate reports indicating solid retail sales but weak consumer confidence. While the financial markets were sometimes perplexed by these

1

LETTER TO SHAREHOLDERS continued

incongruities, Evergreen’s Investment Strategy Committee believed that this phenomenon was characteristic of the economy’s transition from strong recovery to a sustainable expansion. A consequence of this change, though, was confusing data on seemingly every economic report. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

During the periods of volatility within the fixed income markets, monetary policymakers seemingly went out of their way to assuage market angst. Fed Chairman Alan Greenspan was especially transparent in his public statements, and short rates continued to rise throughout the investment period. Yet longer-term market interest rates maintained a gradual descent. As the Treasury yield curve continued to flatten, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. Considering moderating global growth, mild wages, and solid levels of worker productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. Additionally, it was our opinion that the extent of the yield curve’s flattening was a result of excess global savings, a “flight to quality” in times of uncertainty, and growing demand for longer duration investments by under-funded pensions.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on market fundamentals and the timing

2

LETTER TO SHAREHOLDERS continued

of Fed meetings, which would result in a “resetting” of rates at the lower end of the maturity spectrum. The investment teams also utilized a variety of short-term securities to capture yield and provide our investors with the stability and liquidity necessary to balance the exposure of their diversified long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/1/1999

Institutional
Shares
(Class I)
Class inception date	10/1/1999

Nasdaq symbol	EGIXX

6-month return	1.39%

Average annual return

1-year	2.32%

5-year	2.32%

Since portfolio inception	2.87%

7-day annualized yield	3.33%

30-day annualized yield	3.23%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2005, there were 143 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes IN, P, RV and RC shares prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

					Lipper
					Institutional	Merrill
	Institutional				U.S.	Lynch
Investor	Service	Participant	Reserve	Resource	Government	3-Month
Shares	Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
5/1/2001	10/1/1999	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index †

EGNXX	EGSXX	EGPXX	EGVXX	EGOXX

1.34%	1.26%	1.13%	1.06%	0.98%	1.34%	1.49%

2.22%	2.06%	1.81%	1.66%	1.50%	2.17%	2.44%

2.23%	2.07%	1.88%	1.75%	1.61%	2.20%	2.20%

2.79%	2.61%	2.49%	2.38%	2.27%	2.74%	1.96%

3.23%	3.08%	2.83%	2.68%	2.53%	N/A	N/A

3.13%	2.98%	2.73%	2.58%	2.43%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,013.88	$ 1.12
Class IN	$ 1,000.00	$ 1,013.37	$ 1.62
Class IS	$ 1,000.00	$ 1,012.60	$ 2.38
Class P	$ 1,000.00	$ 1,011.33	$ 3.65
Class RV	$ 1,000.00	$ 1,010.57	$ 4.41
Class RC	$ 1,000.00	$ 1,009.81	$ 5.17
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.10	$ 1.12
Class IN	$ 1,000.00	$ 1,023.59	$ 1.63
Class IS	$ 1,000.00	$ 1,022.84	$ 2.40
Class P	$ 1,000.00	$ 1,021.58	$ 3.67
Class RV	$ 1,000.00	$ 1,020.82	$ 4.43
Class RC	$ 1,000.00	$ 1,020.06	$ 5.19

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.22% for Class I, 0.32% for Class IN, 0.47% for Class IS, 0.72% for Class P, 0.87% for Class RV and 1.02% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS I	(unaudited)	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.014	0.014	0.009	0.015	0.032	0.061

Distributions to shareholders from
Net investment income	(0.014)	(0.014)	(0.009)	(0.015)	(0.032)	(0.061)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.39%	1.41%	0.94%	1.52%	3.26%	6.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$621,847	$695,666	$864,852	$719,820	$618,793	$391,051
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%[2]	0.23%	0.22%	0.21%	0.20%	0.20%
Expenses excluding waivers/reimbursements and expense reductions	0.22%[2]	0.23%	0.22%	0.22%	0.24%	0.24%
Net investment income (loss)	2.71%[2]	1.37%	0.92%	1.53%	3.04%	6.13%

1Year ended February 29.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS IN	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.013	0.013	0.008	0.014	0.023

Distributions to shareholders from
Net investment income	(0.013)	(0.013)	(0.008)	(0.014)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.34%	1.31%	0.84%	1.42%	2.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$63,241	$6,780	$9,622	$11,316	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%[3]	0.33%	0.31%	0.32%	0.30%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.32%[3]	0.33%	0.31%	0.33%	0.34%[3]
Net investment income (loss)	2.83%[3]	1.31%	0.80%	1.13%	2.90%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS IS	(unaudited)	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.013	0.012	0.007	0.013	0.030	0.059

Distributions to shareholders from
Net investment income	(0.013)	(0.012)	(0.007)	(0.013)	(0.030)	(0.059)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	1.00	$ 1.00	$ 1.00

Total return	1.26%	1.16%	0.69%	1.26%	3.00%	6.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$263,182	$228,903	$172,304	$239,264	$207,397	$127,569
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%[2]	0.48%	0.47%	0.46%	0.45%	0.45%
Expenses excluding waivers/reimbursements and expense reductions	0.47%[2]	0.48%	0.47%	0.47%	0.49%	0.49%
Net investment income (loss)	2.49%[2]	1.22%	0.67%	1.28%	2.94%	5.91%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS P	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.011	0.009	0.004	0.010	0.020

Distributions to shareholders from
Net investment income	(0.011)	(0.009)	(0.004)	(0.010)	(0.020)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.13%	0.90%	0.44%	1.01%	2.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$260,240	$245,030	$298,590	$298,567	$178,457
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%[3]	0.73%	0.72%	0.71%	0.70%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.72%[3]	0.73%	0.72%	0.72%	0.74%[3]
Net investment income (loss)	2.28%[3]	0.88%	0.42%	0.97%	1.66%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS RV	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.011	0.008	0.003	0.009	0.019

Distributions to shareholders from
Net investment income	(0.011)	(0.008)	(0.003)	(0.009)	(0.019)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.06%	0.75%	0.28%	0.86%	1.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 614	$ 872	$ 754	$2,342	$11,240
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%[3]	0.88%	0.87%	0.86%	0.85%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.87%[3]	0.88%	0.87%	0.87%	0.89%[3]
Net investment income (loss)	1.98%[3]	0.68%	0.29%	0.91%	2.18%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS RC	(unaudited)	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.010	0.006	0.001	0.007	0.017

Distributions to shareholders from
Net investment income	(0.010)	(0.006)	(0.001)	(0.007)	(0.017)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.98%	0.61%	0.13%	0.71%	1.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 688	$ 694	$ 718	$11,242	$6,260
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%[3]	1.02%	1.02%	1.02%	1.00%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.02%[3]	1.03%	1.02%	1.03%	1.04%[3]
Net investment income (loss)	1.96%[3]	0.53%	0.23%	0.70%	1.87%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

August 31, 2005 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 52.9%
FAMC:
3.35%, 09/16/2005 (n)	$ 15,000,000	$ 14,979,500
3.45%, 10/13/2005 (n)	12,000,000	11,952,750
FFCB, FRN:
3.48%, 09/26/2005	100,000,000	100,000,000
3.50%, 09/21/2005	65,000,000	64,986,955
3.51%, 09/21/2005	65,000,000	64,984,851
FHLB:
2.10%, 04/24/2006	5,000,000	4,951,788
2.36%, 11/28/2005	8,940,000	8,911,049
2.50%, 12/15/2005	10,000,000	9,964,922
2.51%, 11/04/2005	20,000,000	19,958,219
2.75%, 05/15/2006	5,130,000	5,097,110
3.03%, 02/03/2006	10,000,000	9,972,646
3.50%, 04/25/2006	10,000,000	9,990,520
5.125%, 03/06/2006	5,000,000	5,029,189
FRN, 3.47%, 09/16/2005	17,925,000	17,924,930
FHLMC:
1.875%, 02/15/2006	25,000,000	24,802,948
2.30%, 11/17/2005	20,220,000	20,173,987
3.79%, 12/12/2005 (n)	25,000,000	24,737,916
MTN:
2.00%, 02/23/2006	11,527,000	11,436,465
4.00%, 08/11/2006	15,000,000	14,995,833
FNMA:
2.50%, 06/15/2006	10,000,000	9,906,694
3.33%, 09/16/2005 (n)	12,463,000	12,445,708
3.48%, 09/01/2005 (n)	15,000,000	15,000,000
3.57%, 10/12/2005 (n)	11,275,000	11,230,057
3.67%, 11/01/2005 (n)	22,300,000	22,164,348
FRN:
3.45%, 09/15/2005	75,000,000	74,998,067
3.51%, 10/21/2005	50,000,000	49,995,586

Total U.S. Government & Agency Obligations (cost $640,592,038)		640,592,038

REPURCHASE AGREEMENTS* 47.1%
Bank of America Corp., 3.57%, dated 8/31/2005, maturing 9/1/2005;
maturity value $250,024,792 (1)	250,000,000	250,000,000
Deutsche Bank AG, 3.57%, dated 8/31/2005, maturing 9/1/2005;
maturity value $285,028,263 (2)	285,000,000	285,000,000
State Street Corp., 3.43%, dated 8/31/2005, maturing 9/1/2005;
maturity value $34,549,907 (3)	34,546,615	34,546,615

Total Repurchase Agreements (cost $569,546,615)		569,546,615

Total Investments (cost $1,210,138,653) 100.0%		1,210,138,653
Other Assets and Liabilities 0.0%		(326,704)

Net Assets 100.0%		$ 1,209,811,949

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

(n)	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
	(1)	$252,564,000 FNMA, 0.00% to 6.625%, 1/3/2006 to 9/15/2009, value including accrued interest is
$255,000,955.
	(2)	$275,466,000 FNMA, 3.22%, 9/6/2005, value including accrued interest is $277,601,338; $11,242,000 TVA,
6.79%, 5/23/2012, value including accrued interest is $13,098,772.
	(3)	$35,415,000 U.S. Treasury Note, 2.875%, 11/30/2006, value including accrued interest is $35,241,217.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
MTN	Medium Term Note
TVA	Tennessee Valley Authority

The following table shows the percent of total investments by credit quality as of August 31, 2005:

Tier 1	100%

The following table shows the percent of total investments by credit quality as of August 31, 2005:

1 day	48.3%
8-60 days	24.3%
61-120 days	8.7%
121-240 days	5.5%
241+ days	13.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005 (unaudited)

Assets
Investments in securities	$ 640,592,038
Investments in repurchase agreements	569,546,615

Investments at amortized cost	1,210,138,653
Interest receivable	2,340,671
Prepaid expenses and other assets	117,616

Total assets	1,212,596,940

Liabilities
Dividends payable	2,707,950
Advisory fee payable	3,978
Distribution Plan expenses payable	5,569
Due to other related parties	2,622
Accrued expenses and other liabilities	64,872

Total liabilities	2,784,991

Net assets	$ 1,209,811,949

Net assets represented by
Paid-in capital	$ 1,210,131,112
Undistributed net investment income	150,856
Accumulated net realized losses on investments	(470,019)

Total net assets	$ 1,209,811,949

Net assets consists of
Class I	$ 621,847,306
Class IN	63,241,268
Class IS	263,181,787
Class P	260,239,695
Class RV	614,100
Class RC	687,793

Total net assets	$ 1,209,811,949

Shares outstanding (unlimited number of shares authorized)
Class I	621,992,698
Class IN	63,256,565
Class IS	263,229,749
Class P	260,343,398
Class RV	612,728
Class RC	688,190

Net asset value per share
Class I	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2005 (unaudited)

Investment income
Interest	$ 17,391,438

Expenses
Advisory fee	705,439
Distribution Plan expenses
Class IN	15,662
Class IS	291,385
Class P	632,832
Class RV	3,251
Class RC	2,771
Administrative services fee	352,720
Transfer agent fees	1,579
Trustees’ fees and expenses	8,786
Printing and postage expenses	11,721
Custodian and accounting fees	134,899
Registration and filing fees	36,055
Professional fees	18,564
Other	32,162

Total expenses	2,247,826
Less: Expense reductions	(8,620)

Net expenses	2,239,206

Net investment income	15,152,232

Net realized losses on investments	(384,733)

Net increase in net assets resulting from operations	$ 14,767,499

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2005		Year Ended
	(unaudited)		February 28, 2005 (a)

Operations
Net investment income		$ 15,152,232		$ 14,799,447
Net realized losses on investments		(384,733)		(85,286)

Net increase in net assets resulting
from operations		14,767,499		14,714,161

Distributions to shareholders from
Net investment income
Class I		(8,862,247)		(9,979,961)
Class AD		0		(8)
Class IN		(440,613)		(108,812)
Class IS		(2,887,449)		(2,377,334)
Class P		(2,866,373)		(2,382,758)
Class RV		(9,859)		(7,487)
Class RC		(6,732)		(5,058)

Total distributions to shareholders		(15,073,273)		(14,861,418)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	2,875,401,037	2,875,401,037	8,407,372,455	8,407,372,455
Class IN	118,765,381	118,765,381	21,547,904	21,547,904
Class IS	1,012,634,116	1,012,634,116	1,639,904,333	1,639,904,333
Class P	231,575,213	231,575,213	594,472,480	594,472,480
Class RV	1,998,180	1,998,180	9,762,852	9,762,852
Class RC	558,969	558,969	1,597,647	1,597,647

		4,240,932,896		10,674,657,671

Net asset value of shares issued in
reinvestment of distributions
Class I	1,144,184	1,144,184	1,296,537	1,296,537
Class AD	0	0	7	7
Class IN	33,213	33,213	48,742	48,742
Class IS	71,805	71,805	111,763	111,763
Class RV	0	0	9	9

		1,249,202		1,457,058

Payment for shares redeemed
Class I	(2,950,205,247)	(2,950,205,247)	(8,577,768,689)	(8,577,768,689)
Class AD	0	0	(1,055)	(1,055)
Class IN	(62,323,183)	(62,323,183)	(24,438,493)	(24,438,493)
Class IS	(978,376,277)	(978,376,277)	(1,583,390,751)	(1,583,390,751)
Class P	(216,283,578)	(216,283,578)	(647,999,231)	(647,999,231)
Class RV	(2,256,374)	(2,256,374)	(9,644,187)	(9,644,187)
Class RC	(565,168)	(565,168)	(1,621,390)	(1,621,390)

		(4,210,009,827)		(10,844,863,796)

Net increase (decrease) in net assets
resulting from capital share
transactions		32,172,271		(168,749,067)

Total increase (decrease) in net assets		31,866,497		(168,896,324)
Net assets
Beginning of period		1,177,945,452		1,346,841,776

End of period		$ 1,209,811,949		$ 1,177,945,452

Undistributed net investment income		$ 150,856		$ 71,897

(a) Class AD shares of the Fund were liquidated on November 15, 2004.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.12% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On August 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of February 28, 2005, the Fund had $85,286 in capital loss carryovers for federal income tax purposes expiring in 2013.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567760 rv 10/2005

Evergreen Prime Cash Management Money Market Fund

Evergreen

PRIME CASH MANAGEMENT MONEY MARKET FUND

Semiannual Report
as of August 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services,
Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Prime Cash Management Money Market Fund, which covers the six-month period ended August 31, 2005.

Investors in money market funds had to contend with a variety of conflicting signals from the economy and the financial markets over the past six months. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of expansion. As if that wasn’t enough to shake the confidence of the markets, hurricanes in the Gulf region, terrorist bombings in London, and reduced credit ratings in the auto sector all combined to increase investor uncertainty. In addition, surging energy prices and the prospect of increased government spending helped renew inflation fears. Despite these trends, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. Throughout it all, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

The U.S. economy had already begun to deliver mixed messages by the start of the investment period. For example, it was not uncommon for any given month to generate reports indicating solid retail sales but weak consumer confidence. While the financial markets were

1

LETTER TO SHAREHOLDERS continued

sometimes perplexed by these incongruities, Evergreen’s Investment Strategy Committee believed that this phenomenon was characteristic of the economy’s transition from strong recovery to a sustainable expansion. A consequence of this change, though, was confusing data on seemingly every economic report. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

During the periods of volatility within the fixed income markets, monetary policymakers seemingly went out of their way to assuage market angst. Fed Chairman Alan Greenspan was especially transparent in his public statements, and short rates continued to rise throughout the investment period. Yet longer-term market interest rates maintained a gradual descent. As the Treasury yield curve continued to flatten, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. Considering moderating global growth, mild wages, and solid levels of worker productivity, we concluded that long-term pricing pressures were insufficient to halt the expansion. Additionally, it was our opinion that the extent of the yield curve’s flattening was a result of excess global savings, a “flight to quality” in times of uncertainty, and growing demand for longer duration investments by under-funded pensions.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on

2

LETTER TO SHAREHOLDERS continued

market fundamentals and the timing of Fed meetings, which would result in a “resetting” of rates at the lower end of the maturity spectrum. The investment teams also utilized a variety of short-term securities to capture yield and provide our investors with the stability and liquidity necessary to balance the exposure of their diversified long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/2/1993

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	12/2/1993	6/13/2003

Nasdaq symbol	EPRXX	EADXX

6-month return	1.43%	1.41%

Average annual return

1-year	2.38%	2.33%

5-year	2.45%	2.43%

10-year	3.99%	3.97%

7-day annualized yield	3.39%	3.34%

30-day annualized yield	3.26%	3.21%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2005, there were 321 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund’s predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

						Merrill
	Institutional				Lipper	Lynch
Investor	Service	Participant	Reserve	Resource	Institutional	3-Month
Shares	Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
6/13/2003	6/13/2003	6/13/2003	6/13/2003	6/13/2003	Median	Bill Index†

ESNXX	ESSXX	ERPXX	ERVXX	ERCXX

1.38%	1.30%	1.18%	1.10%	1.02%	1.36%	1.49%

2.28%	2.13%	1.87%	1.72%	1.57%	2.18%	2.44%

2.41%	2.34%	2.23%	2.16%	2.09%	2.25%	2.53%

3.96%	3.93%	3.87%	3.84%	3.80%	3.82%	3.92%

3.29%	3.14%	2.89%	2.74%	2.59%	N/A	N/A

3.16%	3.01%	2.76%	2.61%	2.46%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2005	8/31/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,014.31	$ 1.22
Class AD	$ 1,000.00	$ 1,014.05	$ 1.52
Class IN	$ 1,000.00	$ 1,013.80	$ 1.73
Class IS	$ 1,000.00	$ 1,013.03	$ 2.49
Class P	$ 1,000.00	$ 1,011.76	$ 3.75
Class RV	$ 1,000.00	$ 1,010.99	$ 4.51
Class RC	$ 1,000.00	$ 1,010.23	$ 5.27
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.00	$ 1.22
Class AD	$ 1,000.00	$ 1,023.69	$ 1.53
Class IN	$ 1,000.00	$ 1,023.49	$ 1.73
Class IS	$ 1,000.00	$ 1,022.74	$ 2.50
Class P	$ 1,000.00	$ 1,021.48	$ 3.77
Class RV	$ 1,000.00	$ 1,020.72	$ 4.53
Class RC	$ 1,000.00	$ 1,019.96	$ 5.30

* For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.24% for Class I, 0.30% for Class AD, 0.34% for Class IN, 0.49% for Class IS, 0.74% for Class P, 0.89% for Class RV and 1.04% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,			Year Ended November 30,
	August 31, 2005
CLASS I	(unaudited)	2005	2004[1]	2003[2]	2002[3]	2001[3]	2000[3]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.014	0.015	0.010	0.003	0.018	0.045	0.062

Distributions to shareholders from
Net investment income	(0.014)	(0.015)	(0.010)	(0.003)	(0.018)	(0.045)	(0.062)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.43%	1.47%	1.00%	0.34%	1.83%	4.58%	6.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,208,895	$1,326,061	$1,435,550	$1,763,107	$1,716,949	$2,301,135	$1,752,274
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.24%[4]	0.24%	0.22%	0.18%[4]	0.18%	0.18%	0.18%
Expenses excluding waivers/reimbursements
and expense reductions	0.32%[4]	0.34%	0.41%	0.38%[4]	0.38%	0.37%	0.37%
Net investment income (loss)	2.81%[4]	1.47%	1.00%	1.37%[4]	1.80%	4.49%	6.17%

1 Year ended February 29.

2 For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

3 As of the close of business on June 7, 2002, the Fund acquired the net assets of Wachovia Prime Cash Management Fund (“Wachovia Fund”). Wachovia Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to June 10, 2002 are those of Wachovia Fund.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS AD	(unaudited)	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.014	0.014	0.006

Distributions to shareholders from
Net investment income	(0.014)	(0.014)	(0.006)

Net asset value, end of period	$ 1.00	$ 1.00	1.00

Total return	1.41%	1.42%	0.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1	$ 1	$ 6
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.30%[2]	0.28%	0.07%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.38%[2]	0.38%	0.26%[2]
Net investment income (loss)	2.66%[2]	1.23%	0.22%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS IN	(unaudited)	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.014	0.014	0.006

Distributions to shareholders from
Net investment income	(0.014)	(0.014)	(0.006)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	1.38%	1.37%	0.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$62,247	$37,096	$42,113
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.34%[2]	0.34%	0.33%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.42%[2]	0.44%	0.52%[2]
Net investment income (loss)	2.78%[2]	1.40%	0.81%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS IS	(unaudited)	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.013	0.012	0.005

Distributions to shareholders from
Net investment income	(0.013)	(0.012)	(0.005)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	1.30%	1.22%	0.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$245,294	$176,338	$115,373
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.49%[2]	0.49%	0.49%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.57%[2]	0.59%	0.68%[2]
Net investment income (loss)	2.59%[2]	1.32%	0.67%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS P	(unaudited)	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.012	0.010	0.003

Distributions to shareholders from
Net investment income	(0.012)	(0.010)	(0.003)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	1.18%	0.96%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,859	$24,043	$34,032
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.74%[2]	0.74%	0.74%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.82%[2]	0.84%	0.93%[2]
Net investment income (loss)	2.32%[2]	0.92%	0.42%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASSS RV	(unaudited)	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.011	0.008	0.002

Distributions to shareholders from
Net investment income	(0.011)	(0.008)	(0.002)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	1.10%	0.81%	0.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,520	$6,280	$5,062
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%[2]	0.89%	0.88%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.97%[2]	0.99%	1.07%[2]
Net investment income (loss)	2.19%[2]	0.87%	0.27%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2005
CLASS RC	(unaudited)	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.010	0.007	0.001

Distributions to shareholders from
Net investment income	(0.010)	(0.007)	(0.001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	1.02%	0.66%	0.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 8	$ 21	$2,587
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.04%[2]	1.04%	1.04%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.12%[2]	1.14%	1.23%[2]
Net investment income (loss)	1.67%[2]	0.23%	0.22%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

August 31, 2005 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 2.9%
Blue Heron Funding Corp., FRN, 3.67%, 09/25/2005 144A (cost $45,000,000)	$ 45,000,000	$ 45,000,000

CERTIFICATES OF DEPOSIT 11.6%
Barclays Bank plc, 3.64%, 10/03/2005	25,000,000	24,998,136
Branch Banking & Trust Co., 3.71%, 11/10/2005	25,000,000	25,000,000
Credit Suisse First Boston Corp.:
3.59%, 09/20/2005	50,000,000	50,000,000
3.79%, 09/01/2005	10,000,000	10,003,511
First Tennessee Bank, 3.64%, 10/17/2005	25,000,000	25,000,000
Marshall & Ilsley Bank, 3.45%, 09/29/2005	45,000,000	44,996,028

Total Certificates of Deposit (cost $179,997,675)		179,997,675

COMMERCIAL PAPER 38.9%
Asset-Backed 38.3%
Amstel Funding Corp., 3.73%, 11/22/2005	25,000,000	24,787,597
Barton Capital Corp., 3.60%, 10/06/2005	20,203,000	20,132,290
Charta LLC, 3.59%, 09/29/2005	15,000,000	14,958,117
Chesham Finance, LLC, 3.59%, 09/01/2005	38,000,000	38,000,000
Concord Minutemen Capital Co., LLC, 3.54%, 09/12/2005	25,000,000	24,972,958
Descartes Funding Trust, 3.57%, 09/15/2005	40,000,000	40,000,000
Eiffel Funding, LLC, 3.53%, 09/13/2005	25,000,000	24,970,583
Fairway Finance Corp., 3.56%, 09/27/2005	22,165,000	22,108,011
Fountain Square Community Funding:
3.53%, 09/09/2005	19,567,000	19,551,651
3.77%, 11/29/2005	20,000,000	19,813,595
Giro Balanced Funding Corp., 3.53%, 09/08/2005	11,762,000	11,753,927
Giro Multi-Funding Corp., 3.54%, 09/15/2005	35,000,000	34,951,817
Grampian Funding LLC, 3.56%, 09/01/2005	41,500,000	41,500,000
Lake Constance Funding, 3.54%, 09/19/2005	25,000,000	24,955,750
Mane Funding Corp., 3.77%, 11/28/2005	15,346,000	15,204,578
Mortgage Interest Network, 3.56%, 09/06/2005	25,000,000	24,987,639
Old Line Funding Corp.:
3.53%, 09/21/2005	21,148,000	21,106,526
3.75%, 11/21/2005	9,126,000	9,048,999
Paradigm Funding, LLC, 3.71%, 11/17/2005	25,000,000	24,801,618
Perry Global Funding, Ltd., 3.53%, 09/21/2005	20,000,000	19,960,778
Ranger Funding Co., LLC, 3.54%, 09/23/2005	25,000,000	24,945,917
Three Crowns Funding Corp., 3.52%, 09/12/2005	30,323,000	30,290,386
Three Pillars Funding Corp.:
3.53%, 09/19/2005	23,124,000	23,083,186
3.61%, 10/27/2005	9,981,000	9,924,951
Windmill Funding Corp., 3.60%, 09/30/2005	25,000,000	24,927,500

		590,738,374

Capital Markets 0.6%
Goldman Sachs Group, Inc., 3.65%, 05/25/2006	10,000,000	9,730,527

Total Commercial Paper (cost $600,468,901)		600,468,901

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 25.3%
Capital Markets 4.6%
Bear Stearns & Co., Inc., 6.50%, 05/01/2006	$ 14,000,000	$ 14,244,114
Goldman Sachs Group, Inc., FRN, 3.64%, 09/21/2005	20,000,000	20,024,203
Merrill Lynch & Co., Inc., FRN, 3.60%, 09/15/2005	25,000,000	25,000,000
Morgan Stanley:
6.10%, 04/15/2006	8,000,000	8,113,234
6.50%, 11/01/2005	3,515,000	3,531,962

		70,913,513

Commercial Banks 3.3%
Bank of America Corp., FRN, 3.56%, 09/07/2005	10,000,000	10,001,407
Wells Fargo & Co.:
6.875%, 04/01/2006	6,557,000	6,667,561
FRN, 3.55%, 09/02/2005	35,000,000	35,000,000

		51,668,968

Consumer Finance 7.9%
American Express Credit Corp., 3.66%, 09/20/2005 144A	31,500,000	31,514,617
American Honda Finance Corp., FRN, 3.43%, 09/13/2005 144A	25,000,000	25,008,773
General Electric Capital Corp., FRN, 3.68%, 09/19/2005	40,000,000	40,000,000
Toyota Motor Credit Corp., FRN, 3.72%, 11/08/2005	25,000,000	25,005,028

		121,528,418

Diversified Consumer Services 0.7%
AARP, 3.60%, 08/31/2005	10,000,000	10,000,000

Diversified Financial Services 6.5%
CC USA, Inc., FRN, 3.56%, 09/02/2005 144A	20,000,000	19,998,230
Citigroup, Inc., 6.75%, 12/01/2005	4,000,000	4,029,609
Dorada Finance, Inc., FRN, 3.57%, 09/02/2005 144A	30,000,000	29,997,690
SF Tarns LLC, RB, FRN, 3.76%, 09/08/2005	16,960,000	16,960,000
Sigma Finance, Inc.:
FRN, 3.63%, 10/20/2005 144A	25,000,000	25,003,987
MTN, 4.00%, 08/02/2006 144A	5,000,000	5,000,000

		100,989,516

Pharmaceuticals 2.3%
Pfizer, Inc., FRN, 3.66%, 11/04/2005	35,000,000	35,000,000

Total Corporate Bonds (cost $390,100,415)		390,100,415

FUNDING AGREEMENTS 4.2%
Transamerica Finance Corp., 3.71%, 09/01/2005	15,000,000	15,000,000
Transamerica Occidental Funding Agreement, 3.70%, 09/01/2005	50,000,000	50,000,000

Total Funding Agreements (cost $65,000,000)		65,000,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 4.5%
FHLMC:
1.875%, 02/15/2006	$ 25,000,000	$ 24,803,805
FRN, 2.50%, 04/19/2006	20,000,000	20,000,000
MTN, 4.00%, 08/11/2006	5,000,000	4,998,611
FNMA, 3.15%, 02/06/2006	20,000,000	19,998,833

Total U.S. Government & Agency Obligations (cost $69,801,249)		69,801,249

YANKEE OBLIGATIONS - CORPORATE 3.9%
Commercial Banks 3.9%
HBOS plc, FRN, 3.87%, 11/21/2005 144A	50,000,000	50,000,000
Royal Bank of Canada, 2.82%, 12/02/2005	10,000,000	9,981,508

Total Yankee Obligations - Corporate (cost $59,981,508)		59,981,508

TIME DEPOSIT 8.6%
Societe Generale, 3.58%, 09/01/2005	60,000,000	60,000,000
State Street Corp., 3.50%, 09/01/2005	72,995,866	72,995,866

Total Time Deposit (cost $132,995,866)		132,995,866

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citifunds Cash Reserves	1,081,916	1,081,916
Federated Prime Value Obligations Fund	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund	62,210	62,210

Total Mutual Fund Shares (cost $1,419,922)		1,419,922

Total Investments (cost $1,544,765,536) 100.0%		1,544,765,536
Other Assets and Liabilities 0.0%		58,293

Net Assets 100.0%		$ 1,544,823,829

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
MTN	Medium Term Note
RB	Revenue Bond

The following table shows the percent of total investments by credit quality as of August 31, 2005:

Tier 1	100%

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2005 (unaudited)

The following table shows the percent of total investments by maturity as of August 31, 2005:

1 day	19.3%
2-7 days	7.8%
8-60 days	49.7%
61-120 days	15.9%
121-240 days	5.1%
241+ days	2.2%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005 (unaudited)

Assets
Investments at amortized cost	$1,544,765,536
Interest receivable	3,440,756
Prepaid expenses and other assets	89,360

Total assets	1,548,295,652

Liabilities
Dividends payable	3,361,108
Advisory fee payable	5,560
Distribution Plan expenses payable	2,263
Due to other related parties	3,138
Accrued expenses and other liabilities	99,754

Total liabilities	3,471,823

Net assets	$1,544,823,829

Net assets represented by
Paid-in capital	$1,545,466,314
Undistributed net investment income	27,236
Accumulated net realized losses on investments	(669,721)

Total net assets	$1,544,823,829

Net assets consists of
Class I	$1,208,895,341
Class AD	1,056
Class IN	62,246,682
Class IS	245,294,314
Class P	22,858,986
Class RV	5,519,913
Class RC	7,537

Total net assets	$1,544,823,829

Shares outstanding (unlimited number of shares authorized)
Class I	1,209,386,261
Class AD	1,054
Class IN	62,265,345
Class IS	245,372,592
Class P	22,867,955
Class RV	5,521,874
Class RC	7,524

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2005 (unaudited)

Investment income
Interest	$22,492,595

Expenses
Advisory fee	1,473,054
Distribution Plan expenses
Class IN	19,212
Class IS	259,095
Class P	56,095
Class RV	15,964
Class RC	268
Administrative services fee	441,916
Transfer agent fees	25,193
Trustees’ fees and expenses	10,554
Printing and postage expenses	27,606
Custodian and accounting fees	169,909
Registration and filing fees	103,298
Professional fees	22,803
Other	55,567

Total expenses	2,680,534
Less: Expense reductions	(9,816)
Fee waivers	(561,699)

Net expenses	2,109,019

Net investment income	20,383,576

Net realized losses on investments	(566,461)

Net increase in net assets resulting from operations	$19,817,115

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2005		Year Ended
	(unaudited)		February 28, 2005

Operations
Net investment income		$20,383,576		$21,486,956
Net realized losses on investments		(566,461)		(32,949)

Net increase in net assets resulting
from operations		19,817,115		21,454,007

Distributions to shareholders
from
Net investment income
Class I		(16,845,867)		(19,317,122)
Class AD		(15)		(46)
Class IN		(533,338)		(725,547)
Class IS		(2,684,824)		(1,167,176)
Class P		(259,994)		(195,608)
Class RV		(53,679)		(57,225)
Class RC		(956)		(4,423)

Total distributions to shareholders		(20,378,673)		(21,467,147)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	3,660,345,149	3,660,345,149	7,990,536,571	7,990,536,571
Class IN	137,187,808	137,187,808	394,696,996	394,696,996
Class IS	749,387,391	749,387,391	1,765,122,425	1,765,122,425
Class P	42,655,363	42,655,363	147,590,097	147,590,097
Class RV	41,428,058	41,428,058	159,130,327	159,130,327
Class RC	827,147	827,147	9,242,564	9,242,564

		4,631,830,916		10,466,318,980

Net asset value of shares issued in
reinvestment of distributions
Class I	2,907,555	2,907,555	3,885,117	3,885,117
Class AD	15	15	14	14
Class IN	65,907	65,907	162,331	162,331
Class IS	22,885	22,885	7,411	7,411

		2,996,362		4,054,873

Payment for shares redeemed
Class I	(3,779,963,356)	(3,779,963,356)	(8,103,901,748)	(8,103,901,748)
Class AD	0	0	(5,190)	(5,190)
Class IN	(112,084,847)	(112,084,847)	(399,875,483)	(399,875,483)
Class IS	(680,376,317)	(680,376,317)	(1,704,163,813)	(1,704,163,813)
Class P	(43,831,133)	(43,831,133)	(157,578,498)	(157,578,498)
Class RV	(42,186,456)	(42,186,456)	(157,912,352)	(157,912,352)
Class RC	(840,634)	(840,634)	(11,806,120)	(11,806,120)

		(4,659,282,743)		(10,535,243,204)

Net decrease in net assets resulting
from capital share transactions		(24,455,465)		(64,869,351)

Total decrease in net assets		(25,017,023)		(64,882,491)
Net assets
Beginning of period		1,569,840,852		1,634,723,343

End of period		$1,544,823,829		$1,569,840,852

Undistributed net investment income		$27,236		$22,333

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.20% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2005, EIMC waived its advisory fee in the amount of $561,699.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On August 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2005, the Fund had $88,943 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2010	2011	2012	2013

$143	$40,707	$1,217	$25,697	$21,179

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2005, the Fund incurred and elected to defer post-October losses of $14,317.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567761 rv2 10/2005

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 7, 2005

By: ________________________
Jeremy DePalma,
Principal Financial Officer

Date: November 7, 2005